UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                         (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2017

Item 1. REPORTS TO STOCKHOLDERS.

Cavalier Funds

ANNUAL REPORT

May 31, 2017

Cavalier Adaptive Income Fund
Cavalier Dividend Income Fund
Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund
Cavalier Global Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Multi Strategist Fund
Cavalier Tactical Rotation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	1
Cavalier Adaptive Income Fund	4
Cavalier Dividend Income Fund	12
Cavalier Dynamic Growth Fund	20
Cavalier Fundamental Growth Fund	31
Cavalier Global Opportunities Fund	42
Cavalier Hedged High Income Fund	50
Cavalier Multi Strategist Fund	58
Cavalier Tactical Rotation Fund	67
Notes to Financial Statements	77
Auditor Opinion	91
Additional Information	92

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Investment Advisor Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Derivatives Risk, Futures Risk, Swaps Risk, Risk from Purchasing Options, Risk from Writing Options, Fixed-Income Market Risk, Commodities Risk, Real Estate Risk, Mortgage and Asset-Backed Securities Risk, General Market Risk, Foreign Investment Risk, Currency Risk, Emerging Markets Risk, Depository Receipts Risk, and Micro-Cap Securities Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about August 15, 2017.

For More Information on Your Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Investor,
We appreciate the opportunity to present to you the annual report for the period ending May 31st 2017. As we enter the mid-point of 2017 the markets continue a period of historically low volatility. The VIX (CBOE Volatility Index) which measures the equity markets expectations of 30-day volatility has remained at a historically very low level for 2017. Also, the standard deviation so far in 2017 has measured less than 5%, another extremely low measure of volatility for the markets. This bull market that began in 2009 now becomes the second longest bull market in history only surpassed by the 1987 to 2000 bull market. Since the financial crisis ended in 2009 stocks have moved consistently higher. Just observing all Morningstar size and style categories, the 5-year returns ending May 31st, 2017 every single category has appreciated at a double-digit annualized rate. This has brought a level of complacency in the markets where prices may become disconnected from fundamentals. This risk will be most prevalent in businesses that have not had the fundamental earnings growth to support their share price appreciation. With markets today trading at higher valuations, high level of complacency, and heightened geopolitical risks, in our view it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy.
The portfolio construction of our Cavalier Equity and Fixed Income funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events by gradually, but quickly, reallocating assets to where they will be most effective. Our goal is not to completely avoid downside in a severe bear market, but have portfolios that can mitigate downside volatility.  The ability to adapt to a changing market will be critical. We believe we are entering an era where risk management and the effective use of tactical risk management will serve investors well, and help them meet their goals.
Macro Commentary
With the first half of 2017 nearly complete, the global equity markets have been very kind for the bulls. The S&P 500 has posted 24 all-time closing highs since the year started. Even with heighted geopolitical risks, tightening monetary policy stance by the Federal Reserve, and modest GDP growth from the US economy, the stock market has quietly climbed higher. The first half of 2017 has been so easy for the bulls, the largest drawdown for the S&P 500 was only -2.80% from March 1st to April 15th.  Statistically this is the second smallest drawdown in history for the S&P 500 dating back to 1928. The only year with a smaller drawdown than 2017 was 1995, and that year the S&P 500 performed very well in the second half of the year with about a 13% return. History has shown that years with a lower than average drawdown, market performance has been strong in the second half on the year.  As a recap for market performance as of May 31st, the S&P 500 is up 8.66% from the beginning of 2017, and on a total return basis, the Barclays U.S. Aggregate Bond index is up 2.38%. There has been large performance divergence among sectors within the S&P 500. The energy sector is down about 12% and on the contrary the technology sector is up about 20% from the beginning of 2017. Additionally, there is divergence among large cap and small cap US equites, as US large caps have outperformed US small caps with the Russell 2000 up only 1.48% from the beginning of 2017. The YTD% returns for international developed markets have rebounded in 2017 with the S&P Global BMI up 10.20% since the beginning of 2017 through the end of May. High Yield bonds continue to offer attractive income and yields with modest total return. The Markit iBoxx USD Liquid High Yield Index was up 4.3% for the year through the end of May.

In summary, it has been a strong start for U.S. equities as market volatility has remained low through the first half of 2017, and markets have benefited with low drawdowns and strong performance. History has shown that markets ending the first half of the year with a steady increase also tend to rise steady in the second half of the year. For the S&P 500 going back to 1961, the index has averaged a gain of 5.41% in the second half when the market has been up in the first half of the year.
Cavalier Adaptive Income Fund
For the fiscal year ended May 31, 2017 in the Cavalier Adaptive Income Fund, the return on the Institutional Class Shares was 8.54%, and the return on the Class C Shares was 7.46%. This compares to 1.58% for the Barclays Capital US Aggregate Bond Index over the same period.
Cavalier Dividend Income Fund
For the fiscal year ended May 31, 2017 in the Cavalier Dividend Income Fund, the return on the Institutional Class Shares was 4.09%, and the return on the Class C Shares was 3.03%.  This compares to 14.80% for the MSCI ACWI High Dividend Yield NR Index and 14.62% for the Russell 1000 Value Index over the same period.
Cavalier Dynamic Growth Fund
For the fiscal year ended May 31, 2017 in the Cavalier Dynamic Growth Fund, the return on the Institutional Class Shares was 16.50%, and the return on the Class C Shares was 15.42%.  This compares to 18.13% for the S&P Global Broad Market Index and 17.16% for the S&P 500 Total Return Index over the same period.
Cavalier Fundamental Growth Fund
For the fiscal year ended May 31, 2017 in the Cavalier Fundamental Growth Fund, the return on the Institutional Class Shares was 18.42%, and the return on the Class C Shares was 17.37%.  This compares to 18.13% for the S&P Global Broad Market Index over the same period.
Cavalier Global Opportunities Fund
For the fiscal year ended May 31, 2017 in the Cavalier Global Opportunities Fund, the return on the Institutional Class Shares was 23.53%, and the return on the Class C Shares was 22.73%.  This compares to 18.13% for the S&P Global Broad Market Index over the same period.
Cavalier Hedged High Income Fund
For the fiscal year ended May 31, 2017 in the Cavalier Hedged High Income Fund, the return on the Institutional Class Shares was 12.45%, and the return on the Class C Shares was 11.38%.  This compares to 12.74% for the Barclays Capital Global High-Yield Index over the same period.
Cavalier Multi Strategist Fund
For the fiscal year ended May 31, 2017 in the Cavalier Multi Strategist Fund, the return on the Institutional Class Shares was 11.82%, and the return on the Class C Shares was 10.72%.  This compares to 18.13% for the S&P Global Broad Market Index over the same period.
Cavalier Tactical Rotation Fund
For the fiscal year ended May 31, 2017 in the Cavalier Tactical Rotation Fund, the return on the Institutional Class Shares was 13.50%, and the return on the Class C Shares was 12.47%.  This compares to 18.13% for the S&P Global Broad Market Index over the same period.  The return on the Class P Shares was 12.00% for the period from July 1, 2016 (Date of Initial Public Investment) through May 31, 2017, which compares to a return of 21.60% for the S&P Global Broad Market Index for the same time period.

Summary
Cavalier has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having a safety net of downside protection built into each Fund offering to reduce asset loss in bear markets. Cavalier Funds are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and- hold investing, with less fear and panic during times of market duress. As markets climb higher and reach new highs in 2017, our goal at Cavalier is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.
Thank you for the continued opportunity to serve you.

Disclosures:
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Funds at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the Funds' performance.

The inception date of the Institutional Class Shares for the Cavalier Adaptive Income Fund and Cavalier Dynamic Growth Fund is October 2, 2009.  The inception date of the Institutional Class Shares for the Cavalier Dividend Income Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund is September 20, 2012.  The inception date of the Institutional Class Shares of the Cavalier Fundamental Growth Fund is October 17, 2013.

The inception dates of the Class C Shares for the Cavalier Adaptive Income Fund and Cavalier Dynamic Growth Fund are February 25, 2011 and February 18, 2011, respectively.  The inception date of the Institutional Class Shares for the Cavalier Dividend Income Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund is September 26, 2012.  The inception date of the Institutional Class Shares of the Cavalier Fundamental Growth Fund is November 4, 2013.

(RCCAV0617001)

Cavalier Adaptive Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Adaptive Income Fund - Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	8.54%	3.17%	2.84%	10/02/09	2.45%
Barclays Capital US Aggregate Bond Index	1.58%	2.24%	3.62%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Adaptive Income Fund - Class C Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Five	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	7.46%	2.15%	1.79%	02/25/11	3.45%
	Barclays Capital US Aggregate Bond Index	1.58%	2.24%	3.36%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no  other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional  Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

CLOSED-END FUNDS - 39.44%
Advent Claymore Convertible Securities and Income Fund		30,784	$499,932
Avenue Income Credit Strategies Fund		36,667	529,105
First Trust/Aberdeen Global Opportunity Income Fund		84,037	1,010,965
Tortoise Pipeline & Energy Fund, Inc.		30,174	602,574

Total Closed-End Funds (Cost $2,534,177)			2,642,576

EXCHANGE-TRADED PRODUCTS - 22.84%
Deutsche X-trackers High Yield Corporate Bond ETF		31,402	734,807
PowerShares Senior Loan Portfolio		34,151	796,060

Total Exchange-Trade Products (Cost $1,531,848)			1,530,867

SHORT-TERM INVESTMENT - 37.25%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.69%		2,496,129	2,496,129

Total Short-Term Investment (Cost $2,496,129)			2,496,129

Total Value of Investments (Cost $6,562,154) - 99.53%			$6,669,572

Other Assets Less Liabilities - 0.47%			31,592

Net Assets - 100.00%			$6,701,164

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Closed-End Funds	39.44%	$2,642,576
Exchange-Traded Products	22.84%	1,530,867
Short-Term Investment	37.25%	2,496,129
Other Assets Less Liabilities	0.47%	31,592
Total Net Assets	100.00%	$6,701,164

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $6,562,154)	$6,669,572
Receivables:
Fund shares sold	281
Dividends	572
Due from Advisor	31,873
Prepaid expenses:
Registration and filing expenses	17,607
Fund accounting fees	2,783
Compliance fees	16

Total assets	6,722,704

Liabilities:
Accrued expenses:
Professional fees	15,000
Distribution and service fees - Class C Shares	1,760
Shareholder fulfillment fees	1,751
Trustee fees and meeting expenses	1,337
Custody and banking fees	913
Insurance fees	646
Security pricing fees	92
Administration fees	41

Total liabilities	21,540

Total Net Assets	$6,701,164

Net Assets Consist of:
Paid in capital	$6,785,560
Accumulated net realized loss on investments	(191,814)
Net unrealized appreciation on investments	107,418

Total Net Assets	$6,701,164

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	431,604
Net Assets	$4,497,634
Net Asset Value, Offering Price and Redemption Price Per Share	$10.42

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	218,848
Net Assets	$2,203,530
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.07

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends	$340,684

Total Investment Income	340,684

Expenses:
Advisory fees (note 2)	45,351
Professional fees	41,193
Fund accounting fees (note 2)	38,896
Registration and filing expenses	38,055
Transfer agent fees (note 2)	31,973
Administration fees (note 2)	24,026
Distribution and service fees - Class C Shares (note 3)	16,701
Shareholder fulfillment fees	16,432
Compliance fees	13,056
Trustee fees and meeting expenses	10,367
Custody and banking fees (note 2)	5,115
Insurance fees	2,241
Other operating expenses	1,907
Security pricing fees	1,674

Total Expenses	286,987

Fees waived and reimbursed by Advisor (note 2)	(183,169)

Net Expenses	103,818

Net Investment Income	236,866

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	393,578
Capital gain distributions from underlying funds	1,157
Net change in unrealized appreciation on investments	(66,415)

Net Realized and Unrealized Gain on Investments	328,320

Net Increase in Net Assets Resulting from Operations	$565,186

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment income			$236,866	$131,548
Net realized gain (loss) from investment transactions			393,578	(372,540)
Net realized gain from underlying funds			1,157	3,021
Net change in unrealized appreciation (depreciation) on investments			(66,415)	230,506

Net Increase (Decrease) in Net Assets Resulting from Operations			565,186	(7,465)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(183,339)	(145,755)
Class C Shares			(55,795)	(3,706)

Decrease in Net Assets Resulting from Distributions			(239,134)	(149,461)

Beneficial Interest Transactions:
Shares sold			1,578,382	30,206,617
Reinvested dividends and distributions			236,830	100,209
Shares repurchased			(3,925,408)	(42,233,840)
Decrease from Beneficial Interest Transactions			(2,110,196)	(11,927,014)

Net Decrease in Net Assets			(1,784,144)	(12,083,940)

Net Assets:
Beginning of Year			8,485,308	20,569,248
End of Year			$6,701,164	$8,485,308

Accumulated Net Investment Loss			$-	$(4,764)
	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	59,686	$609,864	2,899,776	$28,753,137
Reinvested dividends and distributions	17,834	182,579	9,849	96,642
Shares repurchased	(353,628)	(3,617,139)	(4,186,536)	(41,431,319)
Net Decrease in Shares of
Beneficial Interest	(276,108)	$(2,824,696)	(1,276,911)	$(12,581,540)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	97,493	$968,518	152,538	$1,453,480
Reinvested dividends and distributions	5,458	54,251	378	3,567
Shares repurchased	(31,198)	(308,269)	(83,726)	(802,521)
Net Increase in Shares of
Beneficial Interest	71,753	$714,500	69,190	$654,526

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2017		2016		2015		2014		2013

Net Asset Value, Beginning of Year	$9.98		$9.98		$10.15		$10.19		$10.16

Income (Loss) from Investment Operations
Net investment income	0.38	(c)	0.10	(c)	0.17	(c)	0.17	(c)	0.39
Net realized and unrealized gain (loss) on
investments	0.46		(0.00)	(g)(h)	(0.17)		(0.05)		0.14

Total from Investment Operations	0.84		0.10		-		0.12		0.53

Less Distributions:
From net investment income	(0.40)		(0.10)		(0.16)		(0.16)		(0.48)
From net realized gains	-		-		(0.01)		-		(0.02)

Total Distributions	(0.40)		(0.10)		(0.17)		(0.16)		(0.50)

Net Asset Value, End of Year	$10.42		$9.98		$9.98		$10.15		$10.19

Total Return (a)	8.54%		1.02%		(0.04)%		1.25%		5.33%

Net Assets, End of Year (in thousands)	$4,498		$7,063		$19,813		$9,280		$7,679

Ratios of:
Gross Expenses to Average Net Assets (b)	3.90%		2.04%		1.72%		0.70%		0.86%
Net Expenses to Average Net Assets (b)	1.29%		0.94%	(f)	0.88%	(e)	0.70%		0.84%
Net Investment Income to Average
Net Assets (d)	3.68%		0.98%	(f)	1.72%	(e)	1.73%		3.14%

Portfolio turnover rate	110.84%		246.74%		106.26%		127.64%		82.95%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America  and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset  values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)									Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See Notes to Financial Statements									(Continued)

Cavalier Adaptive Income Fund

Financial Highlights

For a share outstanding during each	Class C Shares (h)
of the fiscal years ended May 31,	2017		2016		2015		2014		2013

Net Asset Value, Beginning of Year	$9.67		$9.70		$9.87		$9.91		$9.94

Income (Loss) from Investment Operations
Net investment income (loss)	0.29	(c)	(0.01)	(c)	0.08	(c)	0.07	(c)	0.27
Net realized and unrealized gain (loss) on
investments	0.42		0.01	(g)	(0.17)		(0.04)		0.14

Total from Investment Operations	0.71		(0.00)		(0.09)		0.03		0.41

Less Distributions:
From net investment income	(0.31)		(0.03)		(0.07)		(0.07)		(0.42)
From net realized gains	-		-		(0.01)		-		(0.02)

Total Distributions	(0.31)		(0.03)		(0.08)		(0.07)		(0.44)

Net Asset Value, End of Year	$10.07		$9.67		$9.70		$9.87		$9.91

Total Return (a)	7.46%		0.05%		(0.97)%		0.29%		4.16%

Net Assets, End of Year (in thousands)	$2,204		$1,422		$756		$818		$760

Ratios of:
Gross Expenses to Average Net Assets (b)	5.27%		3.17%		2.72%		1.70%		1.86%
Net Expenses to Average Net Assets (b)	2.28%		2.12%	(f)	1.88%	(e)	1.70%		1.84%
Net Investment Income (Loss) to Average
Net Assets (d)	2.96%		(0.14)%	(f)	0.79%	(e)	0.73%		2.14%

Portfolio turnover rate	110.84%		246.74%		106.26%		127.64%		82.95%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America  and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund  shares in relation to fluctuating market values.

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Dividend Income Fund - Institutional Class Shares
Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dividend Income Fund - Institutional Class Shares versus the MSCI ACWI High Dividend Yield NR Index and the Russell 1000 Value Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	4.09%	-0.69%	4.14%	09/20/12	8.58%
MSCI ACWI High Dividend Yield NR Index	14.80%	3.05%	7.30%	N/A	N/A
Russell 1000 Value Index**	14.62%	7.67%	13.03%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**The Fund compared its performance against the MSCI ACWI High Dividend Yield NR Index previously, but the Advisor believes the Russell 1000 Index is a more appropriate and accurate index against which to compare the Fund's investment strategies and, therefore, the Russell 1000 Index will replace the MSCI ACWI High Dividend Yield NR Index in future comparisons. The Russell 1000 Index is a market capitalization-weighted index, meaning that the largest companies constitute the largest percentages in the index and will affect performance  more than the smallest index members.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Dividend Income Fund - Class C Shares
Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dividend Income Fund - Class C Shares versus the MSCI AWI High Dividend Yield NR Index and the Russell 1000 Value Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Three	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	3.03%	-1.68%	3.62%	09/26/12	9.58%
	MSCI ACWI High Dividend Yield NR Index	14.80%	3.05%	7.59%	N/A	N/A
	Russell 1000 Value Index***	14.62%	7.67%	13.00%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no  other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

***The Fund compared its performance against the MSCI ACWI High Dividend Yield NR Index previously, but the Advisor believes the Russell 1000 Index is a more appropriate and accurate index against which to compare the Fund's investment strategies and, therefore, the Russell 1000 Index will replace the MSCI ACWI High Dividend Yield NR Index in future comparisons. The Russell 1000 Index is a market capitalization-weighted index, meaning that the largest companies constitute the largest percentages in the index and will affect performance  more than the smallest index members.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Dividend Income Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 44.48%

Consumer Discretionary - 6.67%

* Cabela's, Inc.		996	$52,619

Financials - 20.31%

* Berkshire Hathaway, Inc. - Class B		618	102,143
TD Ameritrade Holding Corp.		1,553	58,020
			160,163
Industrials - 17.50%

Union Pacific Corp.		845	93,204
Valmont Industries, Inc.		306	44,798
			138,002

Total Common Stocks (Cost $361,287)			350,784

EXCHANGE-TRADED PRODUCTS - 44.50%
iShares Trust Russell 1000 Value ETF		1,541	$176,491
iShares Trust Russell 2000 Value ETF		1,518	174,524

Total Exchange-Traded Products (Cost $356,967)			351,015

SHORT-TERM INVESTMENT - 5.50%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.69%		43,344	43,344

Total Short-Term Investment (Cost $43,344)			43,344

Total Value of Investments (Cost $761,598) - 94.48%			$745,143

Other Assets Less Liabilities - 5.52%			43,559

Net Assets - 100.00%			$788,702

§ Represents 7 day effective yield
* Non income-producing investment

Summary of Investments

by Sector	% of Net Assets	Value
Consumer Discretionary	6.67%	$52,619
Financials	20.31%	160,163
Industrials	17.50%	138,002
Exchange-Traded Products	44.50%	351,015
Short-Term Investment	5.50%	43,344
Other Assets Less Liabilities	5.52%	43,559
Total Net Assets	100.00%	$788,702

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $761,598)	$745,143
Receivables:
Fund shares sold	694
Dividends and interest	537
Due from Advisor	53,956
Prepaid expenses:
Registration and filing expenses	15,534
Fund accounting fees	2,750

Total assets	818,614

Liabilities:
Accrued expenses:
Professional fees	25,411
Shareholder fulfillment fees	1,751
Trustee fees and meeting expenses	1,337
Custody and banking fees	968
Insurance fees	299
Security pricing fees	74
Distribution and service fees - Class C Shares	62
Administration fees	10

Total liabilities	29,912

Total Net Assets	$788,702

Net Assets Consist of:
Paid in capital	$1,047,337
Accumulated net realized loss on investments	(242,180)
Net unrealized depreciation on investments	(16,455)

Total Net Assets	$788,702

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	67,276
Net Assets	$707,268
Net Asset Value, Offering Price and Redemption Price Per Share	$10.51

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	7,679
Net Assets	$81,434
Net Asset Value, Offering Price and Redemption Price Per Share (a)(b)	$10.61

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b)	Net Asset Value presented does not recalculate due to rounding on the Class C Shares for Financial Statement purposes.

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends	$30,652

Total Investment Income	30,652

Expenses:
Professional fees	54,667
Fund accounting fees (note 2)	38,334
Registration and filing expenses	34,299
Transfer agent fees (note 2)	31,973
Administration fees (note 2)	24,026
Shareholder fulfillment fees	13,644
Trustee fees and meeting expenses	10,367
Advisory fees (note 2)	10,261
Custody and banking fees (note 2)	4,907
Compliance fees (note 2)	4,434
Other operating expenses	3,973
Insurance fees	1,595
Security pricing fees	1,520
Distribution and service fees - Class C Shares (note 3)	886

Total Expenses	234,886

Fees waived and reimbursed by Advisor (note 2)	(215,913)

Net Expenses	18,973

Net Investment Income	11,679

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from:
Investment transactions	128,988
Capital gain distributions from underlying funds	1,301

Net change in unrealized depreciation on investments	(92,219)

Net Realized and Unrealized Gain on Investments	38,070

Net Increase in Net Assets Resulting from Operations	$49,749

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment income			$11,679	$19,541
Net realized gain (loss) from:
Investment transactions			128,988	(367,643)
Capital gain distributions from underlying funds			1,301	9,600
Net change in unrealized appreciation (depreciation) on investments			(92,219)	56,161

Net Increase (Decrease) in Net Assets Resulting from Operations			49,749	(282,341)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(4,000)	(26,727)
Class C Shares			(20)	(472)

Return of Capital
Institutional Class Shares			(6,232)	-
Class C Shares			(515)	-

Decrease in Net Assets Resulting from Distributions			(10,767)	(27,199)

Beneficial Interest Transactions:
Shares sold			66,574	2,618,175
Reinvested dividends and distributions			10,767	17,044
Shares repurchased			(1,134,064)	(5,888,112)

Decrease from Beneficial Interest Transactions			(1,056,723)	(3,252,893)

Decrease in Net Assets			(1,017,741)	(3,562,433)

Net Assets:
Beginning of Year			1,806,443	5,368,876
End of Year			$788,702	$1,806,443

Accumulated net investment loss			$-	$(7,659)
	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,267	$66,015	253,821	$2,533,046
Reinvested dividends and distributions	978	10,232	1,610	16,606
Shares repurchased	(108,624)	(1,124,142)	(568,931)	(5,769,408)
Net Decrease in Shares of
Beneficial Interest	(101,379)	$(1,047,895)	(313,500)	$(3,219,756)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	52	$559	8,068	$85,129
Reinvested dividends and distributions	50	535	42	438
Shares repurchased	(932)	(9,922)	(11,107)	(118,704)
Net Decrease in Shares of
Beneficial Interest	(830)	$(8,828)	(2,997)	$(33,137)

See Notes to Financial Statements

Cavalier Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.19		$10.87		$11.41		$11.02		$10.00

Income (Loss) from Investment Operations
Net investment income	0.12	(g)	0.08	(g)	0.46	(g)	0.55	(g)	0.29
Net realized and unrealized gain (loss) on
investments	0.30		(0.68)		(0.51)		0.41		1.02

Total from Investment Operations	0.42		(0.60)		(0.05)		0.96		1.31

Less Distributions:
From net investment income	(0.04)		(0.08)		(0.46)		(0.49)		(0.29)
From net realized gains	-		-		(0.03)		(0.08)		-
From return of capital	(0.06)		-		-		-		-

Total Distributions	(0.10)		(0.08)		(0.49)		(0.57)		(0.29)

Net Asset Value, End of Period	$10.51		$10.19		$10.87		$11.41		$11.02

Total Return (c)	4.09%		(5.51)%		(0.43)%		9.03%		13.32%	(b)

Net Assets, End of Period (in thousands)	$707		$1,718		$5,241		$5,090		$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	20.25%		8.23%		3.56%		1.15%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.58%		1.58%	(i)	1.23%	(h)	1.15%		0.70%	(a)
Net Investment Income to Average
Net Assets (e)	1.11%		0.75%	(i)	4.19%	(h)	4.97%		4.74%	(a)

Portfolio turnover rate	83.66%		118.07%		23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

See Notes to Financial Statements									(Continued)

Cavalier Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (k)
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.36		$11.12		$11.68		$11.18		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)	(g)	(0.06)	(g)	0.43	(g)	0.43	(g)	0.24
Net realized and unrealized gain (loss) on
investments	0.32		(0.65)		(0.60)		0.53		1.17

Total from Investment Operations	0.31		(0.71)		(0.17)		0.96		1.41

Less Distributions:
From net investment income	-	(j)	(0.05)		(0.36)		(0.38)		(0.23)
From net realized gains	-		-		(0.03)		(0.08)		-
From return of capital	(0.06)		-		-		-		-

Total Distributions	(0.06)		(0.05)		(0.39)		(0.46)		(0.23)

Net Asset Value, End of Period	$10.61		$10.36		$11.12		$11.68		$11.18

Total Return (c)	3.03%		(6.41)%		(1.45)%		8.79%		14.25%	(b)

Net Assets, End of Period (in thousands)	$81		$88		$128		$79		$5

Ratios of:
Gross Expenses to Average Net Assets (d)	23.68%		8.47%		4.56%		2.15%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.58%		2.66%	(i)	2.23%	(h)	2.15%		1.70%	(a)
Net Investment Income (Loss) to Average
Net Assets (e)	(0.06)%		(0.61)%	(i)	3.79%	(h)	3.84%		4.68%	(a)

Portfolio turnover rate	83.66%		118.07%		23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(j) Less than $0.01 per share.
(k)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dynamic Growth Fund - Institutional Class Shares versus the S&P Global Broad Market Index and the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	16.50%	11.09%	8.35%	10/02/09	1.92%
S&P Global Broad Market Index	18.13%	12.27%	6.84%	N/A	N/A
S&P 500 Total Return Index	17.16%	15.41%	3.26%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Dynamic Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 18, 2011 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dynamic Growth Fund - Class C Shares versus the S&P Global Broad Market Index and the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Five	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	15.42%	9.97%	6.50%	02/18/11	2.92%
	S&P Global Broad Market Index	18.13%	12.27%	7.78%	N/A	N/A
	S&P 500 Total Return Index	17.16%	15.41%	-0.83%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Dynamic Growth Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 84.54%

Consumer Discretionary - 19.17%
	adidas AG	1,346	$129,149
	Carnival Corp.	1,801	115,390
	Fast Retailing Co. Ltd.	3,301	110,914
*	IMAX Corp.	4,504	112,825
μ	Luxottica Group SpA	2,782	167,894
	PulteGroup, Inc.	10,429	236,425
	The Children's Place, Inc.	1,144	123,781
	Toll Brothers, Inc.	6,419	236,925
*	Ulta Beauty, Inc.	557	169,796
			1,403,099
Consumer Staples - 2.76%
	Sysco Corp.	3,703	202,036

Energy - 1.32%
	Noble Energy, Inc.	3,381	97,001

Financials - 8.78%
	Chubb Ltd.	1,254	179,560
	MSCI, Inc.	1,618	164,599
	The Bank of New York Mellon Corp.	2,784	131,182
	The Goldman Sachs Group, Inc.	791	167,107
			642,448
Health Care - 14.57%
	Allergan PLC	840	187,950
	AmerisourceBergen Corp.	1,931	177,208
*	Celgene Corp.	1,749	200,103
*	ICON PLC	2,060	193,846
*	Quintiles IMS Holdings, Inc.	1,483	128,191
	Shire PLC	1,037	179,111
			1,066,409
Industrials - 5.24%
*	AerCap Holdings NV	3,843	169,169
*	Axon Enterprise, Inc.	8,924	214,265
			383,434
Information Technology - 25.99%
*	Alibaba Group Holding Ltd.	1,575	192,874
*	Alphabet, Inc.	212	209,263
	Applied Materials, Inc.	5,233	240,090
	Broadcom Ltd.	717	171,707
*	Check Point Software Technologies Ltd.	2,340	262,197
*	Facebook, Inc.	1,695	256,725
	NetEase, Inc.	482	137,264
*	Qorvo, Inc.	2,430	189,418
	Visa, Inc.	2,545	242,360
			1,901,898

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued

As of May 31, 2017
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Real Estate - 2.41%
	Realogy Holdings Corp.			5,797	$176,577

Telecommunication Services - 4.30%
	KDDI Corp.			14,370	199,312
	SoftBank Group Corp.			2,841	115,259
					314,571

	Total Common Stocks (Cost $5,766,492)				6,187,473

		Number of		Expiration
CALL OPTIONS PURCHASED - 0.18%		Contracts (b)	Exercise Price	Date
*	CBOE Volatility Index	427	$23.00	6/21/2017	5,338
*	CBOE Volatility Index	450	22.00	6/21/2017	5,625
*	SPDR S&P 500 ETF Trust	468	249.00	6/16/2017	2,574

	Total Call Options Purchased (Cost $25,336)				13,537

		Number of		Expiration
PUT OPTIONS PURCHASED - 0.49%		Contracts (b)	Exercise Price	Date
*	SPDR S&P 500 ETF Trust	18	241.50	6/16/2017	3,483
*	SPDR S&P 500 ETF Trust	45	226.00	9/15/2017	9,742
*	SPDR S&P 500 ETF Trust	105	236.00	6/16/2017	5,985
*	SPDR S&P 500 ETF Trust	132	216.00	9/15/2017	16,302

	Total Put Options Purchased (Cost $118,244)				35,512

EXCHANGE-TRADED PRODUCT - 6.93%				Shares
	SPDR S&P 500 ETF Trust (a)			2,100	507,024

	Total Exchange-Traded Product (Cost $496,520)				507,024

LIMITED PARTNERSHIP - 3.26%				Shares
	The Blackstone Group LP			7,255	238,544

	Total Limited Partnership (Cost $239,200)				238,544

U.S. TREASURY BILL - 6.12%		Principal	Yield	Maturity Date
	United States Treasury Bill (a)	$450,000	0.000%	11/9/2017	447,925

	Total U.S. Treasury Bill (Cost $448,063)				447,925

Total Value of Investments (Cost $7,093,855) - 101.52%					7,430,015

Options Written (Premiums Received $89,859) - (1.23)%					(89,905)

Liabilities in Excess of Other Assets - (0.29)%					(21,457)

Net Assets - 100.00%					$7,318,653

*	Non-income producing investment
μ	American Depositary Receipt

(a)	All or a portion of this security is held as collateral for options written.
(b)	Each contract is equivalent to 100 shares of underlying common stock.
					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued

As of May 31, 2017

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company

Summary of Investments by Sector

Sector	% of Net Assets	Value
Consumer Discretionary	19.17%	$1,403,099
Consumer Staples	2.76%	202,036
Energy	1.32%	97,001
Financials	8.78%	642,448
Health Care	14.57%	1,066,409
Industrials	5.24%	383,434
Information Technology	25.99%	1,901,898
Real Estate	2.41%	176,577
Telecommunication Services	4.30%	314,571
Call Options Purchased	0.18%	13,537
Put Options Purchased	0.49%	35,512
Exchange-Traded Product	6.93%	507,024
Limited Partnership	3.26%	238,544
U.S. Treasury Bill	6.12%	447,925
Call Options Written	-1.23%	(89,905)
Liabilities in Excess of Other Assets	-0.29%	(21,457)
Total Net Assets	100.00%	$7,318,653

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued

As of May 31, 2017
		Number of Contracts (b)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 1.23%
*	CBOE Volatility Index	450	$16.00	6/21/2017	$14,625
*	CBOE Volatility Index	134	14.00	6/21/2017	6,700
*	SPDR S&P500 ETF Trust	105	236.00	6/16/2017	65,520
*	SPDR S&P500 ETF Trust	18	241.50	6/16/2017	3,060

	Total Call Options Written (Premiums Received $89,859)				89,905

Total Options Written (Premiums Received $89,859)					89,905

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $7,093,855)	$7,430,015
Receivables:
Investments sold	4,048,861
Fund shares sold	146,898
Due From Advisor	24,667
Dividends and interest	1,845
Prepaid expenses:
Registration and filing expenses	16,296
Fund accounting fees	2,694
Other expense	89

Total assets	11,671,365

Liabilities:
Options written, at value (premiums received $89,859)	89,905
Due to Custodian	159,542
Due to Broker	161,688
Payables:
Securities purchased	3,911,938
Fund shares repurchased	8,073
Accrued expenses:
Professional fees	15,000
Shareholder fulfillment fees	1,750
Trustee fees and meeting expenses	1,337
Distribution and service fees - Class C Shares	961
Interest expense	918
Custody and banking fees	826
Insurance fees	547
Security pricing fees	227

Total liabilities	4,352,712

Total Net Assets	$7,318,653

Net Assets Consist of:
Paid in capital	$6,062,125
Accumulated net realized gain on investments	920,414
Net unrealized appreciation on investments	336,114

Total Net Assets	$7,318,653

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	599,432
Net Assets	$6,431,227
Net Asset Value, Offering Price and Redemption Price Per Share	$10.73

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	87,634
Net Assets	$887,426
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.13

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends (net of foreign tax withheld of $2,284)	$100,722
Interest	1,246

Total Investment Income	101,968

Expenses:
Advisory fees (note 2)	59,281
Professional fees	41,326
Fund accounting fees (note 2)	39,159
Registration and filing expenses	35,005
Transfer agent fees (note 2)	31,973
Administration fees (note 2)	24,026
Compliance fees (note 2)	23,643
Shareholder fulfillment fees	21,332
Trustee fees and meeting expenses	10,367
Distribution and service fees - Class C Shares (note 3)	9,203
Custody and banking fees (note 2)	7,051
Security pricing fees	4,393
Interest expense	4,131
Insurance fees	2,338
Other operating expenses	1,906

Total Expenses	315,134

Fees waived and reimbursed by Advisor (note 2)	(185,619)

Net Expenses	129,515

Net Investment Loss	(27,547)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from:
Investment transactions	1,117,496
Options written	22,828
Total realized gain	1,140,324

Net change in unrealized appreciation (depreciation) on:
Investments	136,935
Options written	(46)
Total net change in unrealized appreciation	136,889

Net Realized and Unrealized Gain on Investments	1,277,213

Net Increase in Net Assets Resulting from Operations	$1,249,666

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment loss			$(27,547)	$(34,349)
Net realized gain from investment transactions and options written			1,140,324	1,047,194
Net change in unrealized appreciation (depreciation) on investments
and options written			136,889	(2,292,376)
Net Increase (Decrease) in Net Assets Resulting from Operations			1,249,666	(1,279,531)

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			(509,409)	(2,370,611)
Class C Shares			(65,174)	(214,472)
Decrease in Net Assets Resulting from Distributions			(574,583)	(2,585,083)

Beneficial Interest Transactions:
Shares sold			753,413	30,327,483
Reinvested dividends and distributions			567,467	2,495,479
Shares repurchased			(6,487,245)	(38,078,303)
Decrease from Beneficial Interest Transactions			(5,166,365)	(5,255,341)

Net Decrease in Net Assets			(4,491,282)	(9,119,955)

Net Assets:
Beginning of Year			11,809,935	20,929,890
End of Year			$7,318,653	$11,809,935

Accumulated Net Investment Loss			$-	$(9,025)

	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	68,630	$708,322	2,380,984	$29,141,711
Reinvested dividends and distributions	52,486	502,292	224,951	2,281,007
Shares repurchased	(614,025)	(6,221,940)	(3,039,855)	(36,783,431)
Net Decrease in Shares of Beneficial Interest	(492,909)	$(5,011,326)	(433,920)	$(5,360,713)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	4,731	$45,091	102,233	$1,185,772
Reinvested dividends and distributions	7,178	65,175	21,997	214,472
Shares repurchased	(27,399)	(265,305)	(117,134)	(1,294,872)
Net Increase (Decrease) in Shares
of Beneficial Interest	(15,490)	$(155,039)	7,096	$105,372

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2017		2016		2015		2014		2013

Net Asset Value, Beginning of Year	$9.92		$12.92		$12.15		$11.55		$9.42

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)	(d)	(0.02)	(d)	(0.06)	(d)	0.11	(d)	0.21
Net realized and unrealized gain (loss) on
investments and options written	1.57		(0.93)		1.88		1.08		1.92

Total from Investment Operations	1.55		(0.95)		1.82		1.19		2.13

Less Distributions from:
Net investment income	-		-		(0.11)		(0.13)		-
Net realized gains	(0.74)		(2.05)		(0.94)		(0.46)		-

Total Distributions	(0.74)		(2.05)		(1.05)		(0.59)		-

Net Asset Value, End of Year	$10.73		$9.92		$12.92		$12.15		$11.55

Total Return (a)	16.50%		(7.71)%		16.26%		10.44%		22.61%

Net Assets, End of Year (in thousands)	$6,431		$10,831		$19,722		$23,879		$14,139

Ratios of:
Gross Expenses to Average Net Assets (b)	3.61%	(f)	1.85%	(e)	1.27%		0.70%		0.94%
Net Expenses to Average Net Assets (b)	1.43%	(f)	1.37%	(e)	1.27%		0.70%		0.88%

Net Investment Income (Loss) to Average
Net Assets (c)	(0.21)%		(0.14)%		(0.47)%		0.91%		1.72%

Portfolio turnover rate	159.52%		312.56%		259.65%		425.39%		453.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)									Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(f) Includes interest expense 0.05%.

See Notes to Financial Statements									(Continued)

Cavalier Dynamic Growth Fund

Financial Highlights

For a share outstanding during each	Class C Shares (g)
of the fiscal years ended May 31,	2017		2016		2015		2014		2013

Net Asset Value, Beginning of Year	$9.49		$12.57		$11.97		$11.48		$9.48

Income (Loss) from Investment Operations
Net investment income (loss)	(0.13)	(d)	(0.11)	(d)	(0.18)	(d)	(0.01)	(d)	0.08
Net realized and unrealized gain (loss)
on investments and options written	1.51		(0.92)		1.83		1.09		1.92

Total from Investment Operations	1.38		(1.03)		1.65		1.08		2.00

Less Distributions from:
Net investment income	-		-		(0.11)		(0.13)		-
Net realized gains	(0.74)		(2.05)		(0.94)		(0.46)		-

Total Distributions	(0.74)		(2.05)		(1.05)		(0.59)		-

Net Asset Value, End of Year	$10.13		$9.49		$12.57		$11.97		$11.48

Total Return (a)	15.42%		(8.64)%		15.04%		9.53%		21.10%

Net Assets, End of Year (in thousands)	$887		$979		$1,208		$1,122		$865

Ratios of:
Gross Expenses to Average Net Assets (b)	4.82%	(f)	2.95%	(e)	2.27%		1.70%		1.92%
Net Expenses to Average Net Assets (b)	2.43%	(f)	2.40%	(e)	2.27%		1.70%		1.87%

Net Investment Income (Loss) to Average
Net Assets (c)	(1.32)%		(1.02)%		(1.50)%		(0.09)%		0.88%

Portfolio turnover rate	159.52%		312.56%		259.65%		425.39%		453.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(f) Includes interest expense 0.05%.
(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	18.42%	7.34%	9.15%	10/17/13	1.52%
S&P Global Broad Market Index	18.13%	5.95%	7.18%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 28, 2016.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Class C Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Three	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	17.37%	6.30%	8.58%	11/04/13	2.52%
	S&P Global Broad Market Index	18.13%	5.95%	7.20%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 95.61%

Consumer Discretionary - 15.05%
*	Amazon.com, Inc.	1,700	$1,690,854
	Big 5 Sporting Goods Corp.	12,400	172,360
*	China Lodging Group Ltd.	5,300	404,920
	Domino's Pizza, Inc.	3,500	741,020
	Ferrari NV	8,400	728,448
*	Fox Factory Holding Corp.	6,000	197,100
*μ	JD.com, Inc.	16,000	640,480
*	Netflix, Inc.	2,000	326,140
	Nutrisystem, Inc.	11,600	603,780
*	SodaStream International Ltd.	19,700	1,043,706
*	SORL Auto Parts, Inc.	42,300	368,856
	TAL Education Group	4,100	477,527
*	Ulta Beauty, Inc.	8,100	2,469,204
			9,864,395
Consumer Staples - 1.69%
	Altria Group, Inc.	14,700	1,108,968
			1,108,968
Energy - 1.32%
	Devon Energy Corp.	9,300	316,014
*	Geopark Ltd.	22,700	196,809
	Pioneer Natural Resources Co.	2,100	350,406
			863,229
Financials - 4.04%
	Arbor Realty Trust, Inc.	37,400	306,680
μ	Bancolombia SA	11,800	519,318
	First Bank	10,000	116,500
	New Residential Investment Corp.	33,200	534,188
*	NMI Holdings, Inc.	27,900	290,160
*	Sunshine Bancorp, Inc.	7,900	174,195
*	Walker & Dunlop, Inc.	15,100	705,321
			2,646,362
Health Care - 8.32%
*	Align Technology, Inc.	5,000	726,000
	Baxter International, Inc.	18,500	1,097,235
*	CRH Medical Corp.	24,100	145,805
*	Exelixis, Inc.	22,100	413,491
*	Glaukos Corp.	19,400	789,774
*	IDEXX Laboratories, Inc.	4,300	724,077
*	Intuitive Surgical, Inc.	685	626,556
*	Mettler-Toledo International, Inc.	1,600	932,496
			5,455,434

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 9.60%
*μ	51job, Inc.	7,600	$331,284
	Argan, Inc.	6,000	354,300
	CSX Corp.	13,700	742,129
	Lockheed Martin Corp.	2,400	674,712
*	MasTec, Inc.	46,200	1,958,880
	Republic Services, Inc.	8,700	553,407
μ	Vinci SA	14,000	305,620
	Waste Management, Inc.	13,800	1,006,158
*	Willdan Group, Inc.	11,000	365,970
			6,292,460
Information Technology - 44.02%
*	Advanced Energy Industries, Inc.	3,800	292,334
	Applied Materials, Inc.	22,500	1,032,300
*	Applied Optoelectronics, Inc.	15,400	1,075,228
*	Arista Networks, Inc.	3,700	545,306
*	Asure Software, Inc.	36,700	568,850
*	Baozun, Inc.	21,300	437,715
	Broadcom Ltd.	5,500	1,317,140
	Cabot Microelectronics Corp.	9,000	679,410
	Cognex Corp.	14,200	1,299,442
*	Finisar Corp.	18,850	464,841
*	Finjan Holdings, Inc.	61,200	181,152
	InterDigital, Inc.	3,900	315,900
*	Intevac, Inc.	18,600	249,240
*	Kulicke & Soffa Industries, Inc.	29,400	651,210
	Lam Research Corp.	2,200	341,374
*	Micron Technology, Inc.	38,700	1,190,799
	MKS Instruments, Inc.	2,500	204,375
*	Momo, Inc.	18,300	696,132
*	Nanometrics, Inc.	10,900	303,020
*	Nova Measuring Instruments Ltd.	19,200	470,016
	NVIDIA Corp.	20,900	3,016,915
*	Oclaro, Inc.	219,400	1,948,272
*	Orbotech Ltd.	30,300	1,081,104
*	PCM, Inc.	11,800	232,460
	QUALCOMM, Inc.	22,700	1,300,029
*	Rogers Corp.	1,500	159,315
*	SINA Corp.	10,400	1,018,888
	STMicroelectronics NV	90,900	1,497,123
	Texas Instruments, Inc.	3,900	321,711
*	Tower Semiconductor Ltd.	26,000	659,360
*	Ultra Clean Holdings, Inc.	41,300	943,292
*	Vantiv, Inc.	10,500	658,560
*	Vmware, Inc.	4,700	456,605

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
*	Weibo Corp.	35,500	$2,610,315
	Western Digital Corp.	3,700	333,222
*	Yirendai Ltd.	13,400	310,612
			28,863,567
Materials - 5.03%
	Packaging Corp of America	10,300	1,052,248
μ	Sociedad Quimica y Minera de Chile SA	23,700	853,911
	Teck Resources Ltd.	26,000	464,360
	The Chemours Co.	23,200	927,768
			3,298,287
Real Estate - 4.08%
	Armada Hoffler Properties, Inc.	21,100	278,731
	CareTrust REIT, Inc.	12,500	228,125
	Digital Realty Trust, Inc.	11,000	1,300,090
	Rexford Industrial Realty, Inc.	31,800	866,550
			2,673,496
Telecommunications - 0.51%
*	Zayo Group Holdings, Inc.	10,500	337,680
			337,680
Utilities - 1.95%
	CMS Energy Corp.	12,000	568,920
	UGI Corp.	13,900	711,402
			1,280,322

	Total Common Stocks (Cost $51,130,471)		62,684,200

LIMITED PARTNERSHIPS - 2.74%
	Cone Midstream Partners LP	50,300	1,067,869
	Enviva Partners LP	14,500	407,450
	Brookfield Infrastructure Partners LP	7,900	319,950

	Total Limited Partnerships (Cost $1,856,404)		1,795,269

SHORT-TERM INVESTMENT - 1.55%
§	Fidelity Investments Money Market Government Portfolio -
	Institutional Class, 0.69%	1,019,000	1,019,000

	Total Short-Term Investment (Cost $1,019,000)		1,019,000

Total Value of Investments (Cost $54,005,875) - 99.90%			$65,498,469

Other Assets Less Liabilities - 0.10%			66,519

Net Assets - 100.00%			$65,564,988

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2017

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym or abbreviation is used in this portfolio:
	NV - Netherlands Security

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	15.05%	$9,864,395
	Consumer Staples	1.69%	1,108,968
	Energy	1.32%	863,229
	Financials	4.04%	2,646,362
	Health Care	8.32%	5,455,434
	Industrials	9.60%	6,292,460
	Information Technology	44.02%	28,863,567
	Materials	5.03%	3,298,287
	Real Estate	4.08%	2,673,496
	Telecommunications	0.51%	337,680
	Utilities	1.95%	1,280,322
	Limited Partnerships	2.74%	1,795,269
	Short-Term Investment	1.55%	1,019,000
	Other Assets Less Liabilities	0.10%	66,519
	Total Net Assets	100.00%	$65,564,988

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $54,005,875)	$65,498,469
Receivables:
Investments sold	408,152
Fund shares sold	325,732
Dividends and interest	41,639
Prepaid expenses:
Registration and filing expenses	16,197
Fund accounting fees	2,788

Total assets	66,292,977

Liabilities:
Payables:
Investments purchased	550,423
Fund shares repurchased	154,060
Accrued expenses:
Professional fees	14,000
Advisory fees	2,662
Distribution and service fees - Class C Shares	1,916
Trustee fees and meeting expenses	1,898
Shareholder fulfillment fees	1,751
Administration fees	578
Custody and banking fees	324
Insurance fees	298
Security pricing fees	79

Total liabilities	727,989

Total Net Assets	$65,564,988

Net Assets Consist of:
Paid in capital	$56,298,883
Undistributed net investment income	38,981
Accumulated net realized loss on investments	(2,265,470)
Net unrealized appreciation on investments	11,492,594

Total Net Assets	$65,564,988

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	4,610,816
Net Assets	$63,142,219
Net Asset Value, Offering Price and Redemption Price Per Share	$13.69

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	181,131
Net Assets	$2,422,769
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.38

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends (net of withholding taxes of $7,960)	$817,883

Total Investment Income	817,883

Expenses:
Advisory fees (note 2)	559,904
Administration fees (note 2)	55,225
Distribution and service fees - Class C Shares (note 3)	49,014
Professional fees	43,945
Fund accounting fees (note 2)	43,676
Registration and filing expenses	37,720
Shareholder fulfillment fees	32,654
Transfer agent fees (note 2)	30,473
Custody and banking fees (note 2)	18,829
Trustee fees and meeting expenses	10,367
Compliance fees (note 2)	9,384
Security pricing fees	7,472
Insurance fees	4,032
Other operating expenses	1,906

Total Expenses	904,601

Advisory fees waived (note 2)	(206,022)

Net Expenses	698,579

Net Investment Income	119,304

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,768,352
Net change in unrealized appreciation on investments	8,024,670

Net Realized and Unrealized Gain on Investments	9,793,022

Net Increase in Net Assets Resulting from Operations	$9,912,326

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment income (loss)			$119,304	$(50,897)
Net realized gain (loss) from investment transactions			1,768,352	(2,341,481)
Net change in unrealized appreciation (depreciation) on investments			8,024,670	(3,257,869)

Net Increase (Decrease) in Net Assets Resulting from Operations			9,912,326	(5,650,247)

Distributions to Shareholders From:
Net Investment income
Institutional Class Shares			(73,709)	(55,656)
Class C Shares			(6,614)	(9,691)

Decrease in Net Assets Resulting from Distributions			(80,323)	(65,347)

Beneficial Interest Transactions:
Shares sold			30,586,438	45,596,054
Reinvested dividends and distributions			70,120	57,997
Shares repurchased			(27,958,966)	(47,456,100)

Increase (Decrease) from Beneficial Interest Transactions			2,697,592	(1,802,049)

Net Increase (Decrease) in Net Assets			12,529,595	(7,517,643)

Net Assets:
Beginning of Year			53,035,393	60,553,036
End of Year			$65,564,988	$53,035,393

Accumulated Net Investment Income			$38,981	$-

	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,488,601	$30,265,015	3,426,443	$41,336,593
Reinvested dividends and distributions	5,355	63,507	4,187	48,497
Shares repurchased	(1,808,777)	(21,986,248)	(3,712,131)	(44,866,358)
Net Increase (Decrease) in Shares of
Beneficial Interest	685,179	$8,342,274	(281,501)	$(3,481,268)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	26,999	$321,423	351,060	$4,259,461
Reinvested dividends and distributions	569	6,613	828	9,500
Shares repurchased	(510,326)	(5,972,718)	(225,766)	(2,589,742)
Net Increase (Decrease) in Shares of
Beneficial Interest	(482,758)	$(5,644,682)	126,122	$1,679,219

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2017	2016		2015	2014	(f)

Net Asset Value, Beginning of Period	$11.58	$12.77		$11.09	$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (e)	0.03	0.01		0.03	(0.04)
Net realized and unrealized gain (loss) on
investments	2.10	(1.19)		1.65	1.13

Total from Investment Operations	2.13	(1.18)		1.68	1.09

Less Distributions from:
Net investment income	(0.02)	(0.01)		-	-

Total Distributions	(0.02)	(0.01)		-	-

Net Asset Value, End of Period	$13.69	$11.58		$12.77	$11.09

Total Return (c)	18.42%	(9.21)%		15.15%	10.90%	(b)

Net Assets, End of Period (in thousands)	$63,142	$45,453		$53,713	$18,202

Ratios of:
Gross Expenses to Average Net Assets	1.55%	1.51%		1.55%	1.25%	(a)
Net Expenses to Average Net Assets	1.18%	1.11%	(g)	1.13%	1.25%	(a)
Net Investment Income (Loss) to Average Net Assets	0.29%	0.05%	(g)	0.23%	(0.64)%	(a)

Portfolio turnover rate	135.58%	172.08%		95.22%	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

See Notes to Financial Statements					(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (h)
fiscal years or period ended May 31,	2017	2016		2015	2014	(f)

Net Asset Value, Beginning of Period	$11.42	$12.72		$11.16	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.06)	(0.11)		(0.11)	(0.10)
Net realized and unrealized gain (loss) on
investments	2.04	(1.18)		1.67	1.26

Total from Investment Operations	1.98	(1.29)		1.56	1.16

Less Distributions from:
Net investment income	(0.02)	(0.01)		-	-

Total from Investment Operations	(0.02)	(0.01)		-	-

Net Asset Value, End of Period	$13.38	$11.42		$12.72	$11.16

Total Return (c)	17.37%	(10.11)%		13.98%	11.60%	(b)

Net Assets, End of Period (in thousands)	$2,423	$7,582		$6,840	$233

Ratios of:
Gross Expenses to Average Net Assets	2.49%	2.51%		2.55%	2.25%	(a)
Net Expenses to Average Net Assets	2.13%	2.11%	(g)	2.13%	2.25%	(a)
Net Investment Loss to Average Net Assets	(0.51)%	(0.96)%	(g)	(0.93)%	(1.69)%	(a)

Portfolio turnover rate	135.58%	172.08%		95.22%	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Global Opportunities Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Global Opportunities Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	23.53%	5.92%	9.85%	09/20/12	1.49%
S&P Global Broad Market Index	18.13%	5.95%	10.45%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Global Opportunities Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Global Opportunities Fund - Class C Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Three	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	22.73%	5.00%	9.30%	09/26/12	2.49%
	S&P Global Broad Market Index	18.13%	5.95%	10.46%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no  other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Global Opportunities Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 57.01%
* First Trust Dow Jones Internet Index Fund		14,177	$1,342,420
iShares India 50 ETF		38,065	1,298,016
iShares MSCI Taiwan Capped ETF		38,262	1,315,448
iShares PHLX Semiconductor ETF		9,386	1,389,034
iShares Russell 1000 Growth ETF		11,003	1,313,098
iShares U.S. Consumer Services ETF		7,760	1,300,033
iShares U.S. Medical Devices ETF		8,279	1,331,263
iShares US Aerospace & Defense ETF		8,344	1,316,767
SPDR Bloomberg Barclays Convertible Securities ETF		26,012	1,277,970
SPDR S&P Biotech ETF		18,303	1,239,296

Total Exchange-Traded Products (Cost $12,234,973)			13,123,345

SHORT-TERM INVESTMENT - 42.78%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.69%		9,848,669	9,848,669

Total Short-Term Investment (Cost $9,848,669)			9,848,669

Total Value of Investments (Cost $22,083,642) - 99.79%			$22,972,014

Other Assets Less Liabilities - 0.21%			47,917

Net Assets - 100.00%			$23,019,931

§ Represents 7 day effective yield
* Non income-producing investment

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	57.01%	$13,123,345
Short-Term Investment	42.78%	9,848,669
Other Assets Less Liabilities	0.21%	47,917
Total Net Assets	100.00%	$23,019,931

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $22,083,642)	$22,972,014
Receivables:
Fund shares sold	22
Dividends and interest	403
Due from Advisor	48,091
Prepaid expenses:
Registration and filing expenses	16,890
Fund accounting fees	2,785

Total assets	23,040,205

Liabilities:
Payables:
Fund shares repurchased	72
Accrued expenses:
Professional fees	15,000
Trustee fees and meeting expenses	1,899
Shareholder fulfillment fees	1,751
Distribution and service fees - Class C Shares	605
Custody and banking fees	400
Insurance fees	305
Administration fees	163
Security pricing fees	79

Total liabilities	20,274

Net Assets	$23,019,931

Net Assets Consist of:
Paid in capital	$23,972,740
Accumulated net investment income	35,430
Accumulated net realized loss on investments	(1,876,611)
Net unrealized appreciation on investments	888,372

Total Net Assets	$23,019,931

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$22,149,345
Net Asset Value, Offering Price and Redemption Price Per Share	$14.56

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$870,586
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$14.22

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends	$235,001

Total Investment Income	235,001

Expenses:
Advisory fees (note 2)	96,603
Professional fees	40,537
Fund accounting fees (note 2)	39,531
Distribution and service fees - Class C Shares (note 3)	36,364
Registration and filing expenses	35,226
Transfer agent fees (note 2)	31,973
Administration fees (note 2)	24,027
Shareholder fulfillment fees	22,850
Trustee fees and meeting expenses	10,367
Compliance fees (note 2)	8,707
Custody and banking fees (note 2)	5,752
Security pricing fees	2,010
Insurance fees	2,000
Other operating expenses	1,906

Total Expenses	357,853

Fees waived and reimbursed by the Advisor (note 2)	(158,282)

Net Expenses	199,571

Net Investment Income	35,430

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	2,409,934
Net change in unrealized appreciation on investments	312,798

Net Realized and Unrealized Gain on Investments	2,722,732

Net Increase in Net Assets Resulting from Operations	$2,758,162

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment income			$35,430	$74,765
Net realized gain (loss) from investment transactions			2,409,934	(4,267,333)
Net change in unrealized appreciation (depreciation) on investments			312,798	(721,836)

Net Increase (Decrease) in Net Assets Resulting from Operations			2,758,162	(4,914,404)

Distributions to Shareholders:
Net investment income
Institutional Class Shares			(19,937)	-
Class C Shares			(5,533)	-
Net realized gains
Institutional Class Shares			-	(468,463)
Class C Shares			-	(83,379)

Decrease in Net Assets Resulting from Distributions			(25,470)	(551,842)

Beneficial Interest Transactions:
Shares sold			16,890,444	19,946,677
Reinvested dividends and distributions			25,283	312,132
Shares repurchased			(10,901,469)	(48,797,766)

Increase (Decrease) from Beneficial Interest Transactions			6,014,258	(28,538,957)

Net Increase (Decrease) in Net Assets			8,746,950	(34,005,203)

Net Assets:
Beginning of Year			14,272,981	48,278,184
End of Year			$23,019,931	$14,272,981

Accumulated Net Investment Income			$35,430	$25,470
	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,198,483	$16,661,021	1,500,145	$18,703,510
Reinvested dividends and distributions	1,506	19,750	19,530	232,212
Shares repurchased	(365,570)	(4,733,933)	(3,959,676)	(47,206,701)
Net Increase (Decrease) in Shares of
Beneficial Interest	834,419	$11,946,838	(2,440,001)	$(28,270,979)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	17,754	$229,423	103,299	$1,243,167
Reinvested dividends and distributions	431	5,533	6,802	79,920
Shares repurchased	(487,464)	(6,167,536)	(133,864)	(1,591,065)
Net Decrease in Shares of
Beneficial Interest	(469,279)	$(5,932,580)	(23,763)	$(267,978)

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Financial Highlights

For a share outstanding during each of the		Institutional Class Shares
fiscal years or period ended May 31,		2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period		$11.81		$13.13		$12.93		$11.19		$10.00

Income from Investment Operations
	Net investment income	0.05	(g)	0.05	(g)	0.05	(g)	0.09	(g)	0.02
	Net realized and unrealized gain (loss)
	on investments	2.73		(1.22)		0.65		1.74		1.22

Total from Investment Operations		2.78		(1.17)		0.70		1.83		1.24

Less Distributions From:
	Net investment income	(0.03)		-		(0.06)		(0.09)		(0.05)
	Net realized gains	-		(0.15)		(0.44)		-		-

Total Distributions		(0.03)		(0.15)		(0.50)		(0.09)		(0.05)

Net Asset Value, End of Period		$14.56		$11.81		$13.13		$12.93		$11.19

Total Return (c)		23.53%		(8.92)%		5.63%		16.36%		12.41%	(b)

Net Assets, End of Period (in thousands)		$22,149		$8,113		$41,049		$9,080		$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)		2.56%		1.22%		1.25%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)		1.24%		0.91%	(i)	0.93%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average
	Net Assets (e)	0.39%		0.41%	(i)	0.41%	(h)	0.72%		0.57%	(a)

Portfolio turnover rate		439.72%		284.69%		50.59%		3.26%		0.00%	(b)

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

See Notes to Financial Statements										(Continued)

Cavalier Global Opportunities Fund

Financial Highlights

For a share outstanding during each of the		Class C Shares (j)
fiscal years or period ended May 31,		2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period		$11.61		$13.04		$12.97		$11.28		$10.00

Income from Investment Operations
	Net investment loss	(0.01)	(g)	(0.07)	(g)	(0.13)	(g)	(0.03)	(g)	(0.01)
	Net realized and unrealized gain (loss)
	on investments	2.65		(1.21)		0.70		1.80		1.32

Total from Investment Operations		2.64		(1.28)		0.57		1.77		1.31

Less Distributions From:
	Net investment income	(0.03)		-		(0.06)		(0.08)		(0.03)
	Net realized gains	-		(0.15)		(0.44)		-		-

Total Distributions		(0.03)		(0.15)		(0.50)		(0.08)		(0.03)

Net Asset Value, End of Period		$14.22		$11.61		$13.04		$12.97		$11.28

Total Return (c)		22.73%		(9.84)%		4.64%		15.72%		13.12%	(b)

Net Assets, End of Period (in thousands)		$871		$6,160		$7,229		$178		$48

Ratios of:
Gross Expenses to Average Net Assets (d)		2.91%		2.22%		2.25%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)		2.14%		1.84%	(i)	1.93%	(h)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average
	Net Assets (e)	(0.09)%		(0.56)%	(i)	(1.00)%	(h)	(0.28)%		(0.87)%	(a)

Portfolio turnover rate		439.72%		284.69%		50.59%		3.26%		0.00%	(b)

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(j)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged High Income Fund - Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	12.45%	2.74%	5.23%	09/20/12	2.49%
Barclays Capital Global High-Yield Index	12.74%	4.05%	6.08%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged High Income Fund - Class C Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Three	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	11.38%	1.76%	4.34%	09/26/12	3.49%
	Barclays Capital Global High-Yield Index	12.74%	4.05%	6.29%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 19.34%
InfraCap MLP ETF		44,100	$444,528
iShares 1-3 Year Treasury Bond ETF		1,595	134,969
* VelocityShares Daily Inverse VIX Short Term ETN		8,065	639,635

Total Exchange-Traded Products (Cost $1,229,969)			1,219,132

MUTUAL FUND - 78.30%
Vanguard High-Yield Corporate Fund		828,229	4,936,243

Total Mutual Fund (Cost $4,853,930)			4,936,243

SHORT-TERM INVESTMENT - 1.95%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.69%		122,644	122,644

Total Short-Term Investment (Cost $122,644)			122,644

Total Value of Investments (Cost $6,206,543) - 99.59%			$6,278,019

Other Assets Less Liabilities - 0.41%			25,876

Net Assets - 100.00%			$6,303,895

§ Represents 7 day effective yield
* Non income-producing investment

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	19.34%	$1,219,132
Mutual Fund	78.30%	4,936,243
Short-Term Investment	1.95%	122,644
Other Assets Less Liabilities	0.41%	25,876
Total Net Assets	100.00%	$6,303,895

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $6,206,543)	$6,278,019
Receivables:
Due from Advisor	28,810
Dividends	257
Prepaid expenses:
Registration and filing expenses	15,153
Fund accounting fees	2,783

Total assets	6,325,022

Liabilities:
Accrued expenses:
Professional fees	15,000
Shareholder fulfillment fees	1,751
Trustee fees and meeting expenses	1,337
Custody and banking fees	1,188
Distribution and service fees - Class C Shares	1,145
Insurance fees	470
Security pricing fees	230
Administration fees	6

Total liabilities	21,127

Net Assets	$6,303,895

Net Assets Consist of:
Paid in capital	$8,077,084
Accumulated net investment income	76,916
Accumulated net realized loss on investments	(1,921,581)
Net unrealized appreciation on investments	71,476

Total Net Assets	$6,303,895

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	469,608
Net Assets	$4,788,865
Net Asset Value, Offering Price and Redemption Price Per Share	$10.20

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	150,168
Net Assets	$1,515,030
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.09

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends	$269,507

Total Investment Income	269,507

Expenses:
Advisory fees (note 2)	42,923
Professional fees	40,537
Fund accounting fees (note 2)	38,864
Registration and filing expenses	35,461
Transfer agent fees (note 2)	31,973
Administration fees (note 2)	24,027
Shareholder fulfillment fees	19,645
Trustee fees and meeting expenses	10,367
Distribution and service fees - Class C Shares (note 3)	9,564
Compliance fees	9,328
Custody and banking fees (note 2)	6,367
Other operating expenses	2,798
Insurance expenses	1,621
Security pricing fees	1,542

Total Expenses	275,017

Fees waived and reimbursed by Advisor (note 2)	(175,750)

Net Expenses	99,267

Net Investment Income	170,240

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	495,629
Net change in unrealized appreciation on investments	79,485

Realized and Unrealized Gain on Investments	575,114

Net Increase in Net Assets Resulting from Operations	$745,354

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment income			$170,240	$400,459
Net realized gain (loss) from investment transactions			495,629	(1,272,830)
Net change in unrealized appreciation (depreciation) on investments			79,485	334,139

Net Increase (Decrease) in Net Assets Resulting from Operations			745,354	(538,232)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(96,075)	(363,742)
Class C Shares			(19,235)	(9,297)
Net realized gains
Institutional Class Shares			-	(146,803)
Class C Shares			-	(2,865)

Decrease in Net Assets Resulting from Distributions			(115,310)	(522,707)

Beneficial Interest Transactions:
Shares sold			1,983,128	22,246,469
Reinvested dividends and distributions			113,557	352,920
Shares repurchased			(4,664,341)	(46,086,811)

Decrease from Beneficial Interest Transactions			(2,567,656)	(23,487,422)

Net Decrease in Net Assets			(1,937,612)	(24,548,361)

Net Assets:
Beginning of Year			8,241,507	32,789,868
End of Year			$6,303,895	$8,241,507

Undistributed Net Investment Income			$76,916	$21,986
	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	137,718	$1,347,627	2,294,138	$21,514,856
Reinvested dividends and distributions	9,415	94,322	36,506	341,317
Shares repurchased	(476,718)	(4,598,222)	(4,875,278)	(45,642,288)
Net Decrease in Shares of
Beneficial Interest	(329,585)	$(3,156,273)	(2,544,634)	$(23,786,115)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	62,807	$635,501	78,858	$731,613
Reinvested dividends and distributions	1,924	19,235	1,238	11,603
Shares repurchased	(6,685)	(66,119)	(47,518)	(444,523)
Net Increase in Shares of
Beneficial Interest	58,046	$588,617	32,578	$298,693

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.25		$9.63		$10.74		$10.23		$10.00

Income from Investment Operations
Net investment income	0.27	(g)	0.27	(g)	0.38	(g)	0.52	(g)	0.33
Net realized and unrealized gain (loss)
on investments	0.88		(0.41)		(0.93)		0.58		0.20

Total from Investment Operations	1.15		(0.14)		(0.55)		1.10		0.53

Less Distributions:
From net investment income	(0.20)		(0.20)		(0.34)		(0.55)		(0.30)
From net realized gains	-		(0.04)		(0.22)		(0.04)		-

Total Distributions	(0.20)		(0.24)		(0.56)		(0.59)		(0.30)

Net Asset Value, End of Period	$10.20		$9.25		$9.63		$10.74		$10.23

Total Return (c)	12.45%		(1.40)%		(2.19)%		11.18%		5.37%	(b)

Net Assets, End of Period (in thousands)	$4,789		$7,392		$32,214		$16,552		$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	4.06%		2.00%		1.23%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.40%		1.01%	(i)	0.90%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	2.77%		2.89%	(i)	5.40%	(h)	5.26%		6.59%	(a)

Portfolio turnover rate	184.78%		327.01%		64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

See Notes to Financial Statements									(Continued)

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (j)
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.22		$9.67		$10.76		$10.17		$10.00

Income from Investment Operations
Net investment income	0.19	(g)	0.01	(g)	0.49	(g)	0.47	(g)	0.24
Net realized and unrealized gain (loss)
on investments	0.86		(0.26)		(0.82)		0.61		0.19

Total from Investment Operations	1.05		(0.25)		(0.33)		1.08		0.43

Less Distributions:
From net investment income	(0.18)		(0.16)		(0.42)		(0.45)		(0.26)
From net realized gains	-		(0.04)		(0.34)		(0.04)		-

Total Distributions	(0.18)		(0.20)		(0.76)		(0.49)		(0.26)

Net Asset Value, End of Period	$10.09		$9.22		$9.67		$10.76		$10.17

Total Return (c)	11.38%		(2.53)%		(3.01)%		11.00%		4.36%	(b)

Net Assets, End of Period (in thousands)	$1,515		$850		$576		$644		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	5.48%		3.00%		2.23%		1.70%		1.76%	(a)
Net Expenses to Average Net Assets (d)	2.37%		2.21%	(i)	1.90%	(h)	1.70%		1.76%	(a)
Net Investment Income to Average Net Assets (e)	1.93%		0.08%	(i)	4.40%	(h)	4.26%		5.71%	(a)

Portfolio turnover rate	184.78%		327.01%		64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(j)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Multi Strategist Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Multi Strategist Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	11.82%	3.02%	7.08%	09/20/12	4.50%
S&P Global Broad Market Index	18.13%	5.95%	10.45%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Multi Strategist Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Multi Strategist Fund - Class C Shares versus the S&P  Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Three	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	10.72%	2.02%	6.29%	09/26/12	5.50%
	S&P Global Broad Market Index	18.13%	5.95%	10.46%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Multi Strategist Fund

Schedule of Investments

As of May 31, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 2.98%

Financials - 1.16%
Barclays PLC	6,045	$65,105
JPMorgan Chase & Co.	601	49,372
		114,477
Health Care - 1.11%
Johnson & Johnson	423	54,250
Merck & Co., Inc.	839	54,627
		108,877
Information Technology - 0.71%
Apple, Inc.	455	69,506

Total Common Stocks (Cost $251,277)		292,860

EXCHANGE-TRADED PRODUCTS - 85.88%
Consumer Discretionary Select Sector SPDR Fund	1,741	158,518
Energy Select Sector SPDR Fund	3,082	201,686
First Trust Financial AlphaDEX Fund	8,970	247,123
* First Trust Health Care AlphaDEX Fund	3,799	244,618
First Trust Industrials/Producer Durables AlphaDEX Fund	7,377	257,974
First Trust Large Cap Growth AlphaDEX Fund	7,293	398,490
First Trust Large Cap Value AlphaDEX Fund	6,806	337,578
First Trust Materials AlphaDEX Fund	6,902	260,550
First Trust Mid Cap Core AlphaDEX Fund	5,714	331,298
First Trust Small Cap Core AlphaDEX Fund	4,051	217,174
First Trust Technology AlphaDEX Fund	5,944	266,172
Health Care Select Sector SPDR Fund	1,731	131,694
Industrial Select Sector SPDR Fund	3,152	212,823
iShares Core S&P 500 ETF	2,724	661,660
iShares Core S&P Mid-Cap ETF	2,993	514,287
iShares Edge MSCI Min Vol USA ETF	13,658	674,159
iShares Russell 2000 Value ETF	3,221	370,318
iShares Transportation Average ETF	638	105,551
iShares US Aerospace & Defense ETF	340	53,655
SPDR Doubleline Total Return Tactical ETF	7,716	381,247
SPDR S&P Biotech ETF	731	49,496
SPDR S&P Oil & Gas Exploration & Production ETF	1,496	48,725
SPDR S&P Regional Banking ETF	3,387	175,548
Technology Select Sector SPDR Fund	4,807	271,740
Vanguard Consumer Staples ETF	919	133,521
Vanguard Financials ETF	4,352	257,160
Vanguard Information Technology ETF	753	109,125

		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued

As of May 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - CONTINUED
Vanguard Mid-Cap Value ETF		2,044	$209,326
Vanguard Small-Cap Value ETF		1,060	127,613
Vanguard Telecommunication Services ETF		539	50,655
* VelocityShares Daily Inverse VIX Short Term ETN		12,289	974,641

Total Exchange-Traded Products (Cost $8,135,554)			8,434,125

SHORT-TERM INVESTMENT - 10.71%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.69%		1,051,718	1,051,718

Total Short-Term Investment (Cost $1,051,718)			1,051,718

Total Value of Investments (Cost $9,438,549) - 99.57%			$9,778,703

Other Assets Less Liabilities - 0.43%			42,421

Net Assets - 100.00%			$9,821,124

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Financials	1.16%	$114,477
Health Care	1.11%	108,877
Information Technology	0.71%	69,506
Exchange-Traded Products	85.88%	8,434,125
Short-Term Investment	10.71%	1,051,718
Other Assets Less Liabilities	0.43%	42,421
Total Net Assets	100.00%	$9,821,124

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $9,438,549)	$9,778,703
Receivables:
Fund shares sold	337
Dividends	1,040
Due from Advisor	42,983
Prepaid expenses:
Registration and filing expenses	16,034
Fund accounting fees	2,784

Total assets	9,841,881

Liabilities:
Payables:
Fund shares repurchased	45
Accrued expenses:
Professional fees	15,000
Trustee fees and meeting expenses	1,899
Shareholder fulfillment fees	1,751
Custody and banking fees	1,056
Distribution and service fees - Class C Shares	485
Insurance fees	299
Security pricing fees	180
Administration fees	42

Total liabilities	20,757

Total Net Assets	$9,821,124

Net Assets Consist of:
Paid in capital	$9,397,351
Accumulated net realized gain on investments	83,619
Net unrealized appreciation on investments	340,154

Total Net Assets	$9,821,124

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	746,380
Net Assets	$9,178,112
Net Asset Value, Offering Price and Redemption Price Per Share	$12.30

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	54,136
Net Assets	$643,012
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.88

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends	$83,529

Total Investment Income	83,529

Expenses:
Advisory fees (note 2)	47,554
Professional fees	41,607
Fund accounting fees (note 2)	38,843
Compliance fees	35,972
Registration and filing expenses	35,379
Transfer agent fees (note 2)	31,973
Shareholder fulfillment fees	24,102
Administration fees (note 2)	24,027
Trustee fees and meeting expenses	10,367
Custody and banking fees (note 2)	7,505
Distribution and service fees - Class C Shares (note 3)	6,473
Security pricing fees	5,225
Other operating expenses	2,406
Insurance fees	1,714

Total Expenses	313,147

Fees waived and reimbursed by Advisor (note 2)	(217,732)

Total Expenses	95,415

Net Investment Loss	(11,886)

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investment transactions	413,245
Capital gain distributions from underlying funds	548
Net change in unrealized appreciation on investments	262,674

Net Realized and Unrealized Gain on Investments	676,467

Net Increase in Net Assets Resulting from Operations	$664,581

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment loss			$(11,886)	$(4,663)
Net realized gain (loss) from:
Investment transactions			413,245	(306,757)
Capital gain distributions from underlying funds			548	3,421
Net change in unrealized appreciation (depreciation) on investments			262,674	(176,712)

Net Increase (Decrease) in Net Assets Resulting from Operations			664,581	(484,711)

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			-	(148,245)
Class C Shares			-	(12,736)

Decrease in Net Assets Resulting from Distributions			-	(160,981)

Beneficial Interest Transactions:
Shares sold			8,009,560	7,680,640
Reinvested dividends and distributions			-	158,722
Shares repurchased			(3,153,741)	(14,806,374)

Increase (Decrease) from Beneficial Interest Transactions			4,855,819	(6,967,012)

Net Increase (Decrease) in Net Assets			5,520,400	(7,612,704)

Net Assets:
Beginning of Year			4,300,724	11,913,428
End of Year			$9,821,124	$4,300,724

Accumulated Net Investment Loss			$-	$(14,952)

	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	525,858	$6,220,433	645,644	$7,341,427
Reinvested dividends and distributions	-	-	13,117	145,986
Shares repurchased	(135,746)	(1,552,902)	(1,266,456)	(14,605,558)
Net Increase (Decrease) in Shares of
Beneficial Interest	390,112	$4,667,531	(607,695)	$(7,118,145)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	160,311	$1,789,127	30,015	$339,213
Reinvested dividends and distributions	-	-	1,167	12,736
Shares repurchased	(141,652)	(1,600,839)	(17,860)	(200,816)
Net Increase in Shares of
Beneficial Interest	18,659	$188,288	13,322	$151,133

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(e)

Net Asset Value, Beginning of Period	$11.00		$12.09		$12.09		$11.06		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)	(f)	(0.00)	(f)(i)	0.10	(f)	0.06	(f)	0.12
Net realized and unrealized gain (loss)
on investments	1.31		(0.71)		0.35		1.29		1.09

Total from Investment Operations	1.30		(0.71)		0.45		1.35		1.21

Less Distributions:
From net investment income	-		-		(0.11)		(0.11)		(0.15)
From net realized gains	-		(0.38)		(0.34)		(0.21)		-

Total Distributions	-		(0.38)		(0.45)		(0.32)		(0.15)

Net Asset Value, End of Period	$12.30		$11.00		$12.09		$12.09		$11.06

Total Return	11.82%		(5.89)%		3.91%		12.37%		12.23%	(b)

Net Assets, End of Period (in thousands)	$9,178		$3,920		$11,650		$5,697		$1,862

Ratios of:
Gross Expenses to Average Net Assets (c)	4.87%		3.92%		2.12%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (c)	1.41%		1.20%	(h)	0.94%	(g)	0.70%		0.70%	(a)
Net Investment Income (Loss) to Average										(a)
Net Assets (d)	(0.09)%		(0.02)%	(h)	0.81%	(g)	0.56%		0.77%	(a)

Portfolio turnover rate	190.49%		173.62%		69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(f)	Calculated using the average shares method.
(g)	Includes reimbursement of acquired fund fees.
(h)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses  from the waiver effective December 18, 2015 (note 2).

(i) Less than $0.01 per share.

See Notes to Financial Statements										(Continued)

Cavalier Multi Strategist Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (i)
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(e)

Net Asset Value, Beginning of Period	$10.73		$11.91		$12.04		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.12)	(f)	(0.12)	(f)	0.01	(f)	(0.05)	(f)	-
Net realized and unrealized gain (loss)
on investments	1.27		(0.68)		0.31		1.24		1.29

Total from Investment Operations	1.15		(0.80)		0.32		1.19		1.29

Less Distributions:
From net investment income	-		-		(0.11)		(0.10)		(0.13)
From net realized gains	-		(0.38)		(0.34)		(0.21)		-

Total Distributions	-		(0.38)		(0.45)		(0.31)		(0.13)

Net Asset Value, End of Period	$11.88		$10.73		$11.91		$12.04		$11.16

Total Return	10.72%		(6.75)%		2.82%		10.84%		13.04%	(b)

Net Assets, End of Period (in thousands)	$643		$381		$264		$122		$9

Ratios of:
Gross Expenses to Average Net Assets (c)	5.85%		5.25%		3.12%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (c)	2.44%		2.27%	(h)	1.94%	(g)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average
Net Assets (d)	(1.06)%		(1.05)%	(h)	0.04%	(g)	(0.43)%		0.68%	(a)

Portfolio turnover rate	190.49%		173.62%		69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(f) Calculated using the average shares method.
(g) Includes reimbursement of acquired fund fees.
(h)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (note 2).

(i)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	13.50%	5.47%	8.37%	09/20/12	1.79%
S&P Global Broad Market Index	18.13%	5.95%	10.45%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class C Shares versus the S&P  Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Three	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	12.47%	4.44%	7.59%	09/26/12	2.79%
	S&P Global Broad Market Index	18.13%	5.95%	10.46%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
**
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class P Shares

Performance Update (Unaudited)

For the period from July 1, 2016 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class P Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2017	Inception**	Date	Ratio*
Class P Shares	12.00%	07/01/16	1.79%
S&P Global Broad Market Index	21.60%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2016.
** Not annualized.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 95.95%
Consumer Discretionary Select Sector SPDR Fund		99,933	$9,098,900
Consumer Staples Select Sector SPDR Fund		158,330	8,967,811
Financial Select Sector SPDR Fund		353,828	8,226,501
Health Care Select Sector SPDR Fund		129,241	9,832,655
Industrial Select Sector SPDR Fund		131,542	8,881,716
John Hancock Multi-Factor Consumer Discretionary ETF		33,378	934,250
John Hancock Multi-Factor Consumer Staples ETF		36,255	979,248
John Hancock Multi-Factor Financials ETF		38,400	1,198,464
John Hancock Multi-Factor Industrials ETF		36,389	1,128,059
John Hancock Multi-Factor Materials ETF		31,534	960,368
John Hancock Multi-Factor Utilities ETF		22,601	632,376
Materials Select Sector SPDR Fund		165,359	8,777,256
Real Estate Select Sector SPDR Fund		308,235	9,820,367
Technology Select Sector SPDR Fund		181,072	10,236,000
Utilities Select Sector SPDR Fund		174,235	9,380,812

Total Exchange-Traded Products (Cost $81,444,173)			89,054,783

SHORT-TERM INVESTMENT - 1.98%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.69%		1,840,523	1,840,523

Total Short-Term Investment (Cost $1,840,523)			1,840,523

Total Value of Investments (Cost $83,284,696) - 97.93%			$90,895,306

Other Assets Less Liabilities - 2.07%			1,917,139

Net Assets - 100.00%			$92,812,445

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	95.95%	$89,054,783
Short-Term Investment	1.98%	1,840,523
Other Assets Less Liabilities	2.07%	1,917,139
Total Net Assets	100.00%	$92,812,445

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $83,284,696)	$90,895,306
Receivables:
Fund shares sold	2,003,986
Dividends	836
Prepaid expenses:
Registration and filing expenses	14,377
Fund accounting fees	2,804

Total assets	92,917,309

Liabilities:
Payables:
Investments purchased	31,881
Fund shares repurchased	5,644
Accrued expenses:
Advisory fees	45,598
Professional fees	15,000
Trustee fees and meeting expenses	1,900
Shareholder fulfillment fees	1,751
Distribution and service fees - Class C Shares	1,455
Administration fees	826
Custody and banking fees	445
Insurance fees	296
Security pricing fees	68

Total liabilities	104,864

Total Net Assets	$92,812,445

Net Assets Consist of:
Paid in capital	$84,589,222
Undistributed net investment income	428,202
Accumulated net realized gain on investments	184,411
Net unrealized appreciation on investments	7,610,610

Total Net Assets	$92,812,445

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	7,032,243
Net Assets	$89,871,780
Net Asset Value, Offering Price and Redemption Price Per Share	$12.78

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	167,923
Net Assets	$2,075,697
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.36

Class P Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	77,232
Net Assets	$864,968
Net Asset Value, Offering Price and Redemption Price Per Share	$11.20

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends	$1,770,229

Total Investment Income	1,770,229

Expenses:
Advisory fees (note 2)	864,159
Administration fees (note 2)	86,416
Shareholder fulfillment fees	58,958
Distribution and service fees - Class C Shares (note 3)	49,678
Fund accounting fees (note 2)	46,765
Professional fees	40,543
Registration and filing expenses	39,243
Transfer agent fees (note 2)	33,100
Custody and banking fees (note 2)	16,892
Trustee fees and meeting expenses	10,367
Compliance fees (note 2)	8,712
Insurance fees	6,157
Other operating expenses	1,906
Security pricing fees	1,903

Total Expenses	1,264,799

Advisory fees waived (note 2)	(5,023)

Net Expenses	1,259,776

Net Investment Income	510,453

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	3,641,419
Net change in unrealized appreciation on investments	6,479,161

Net Realized and Unrealized Gain on Investments	10,120,580

Net Increase in Net Assets Resulting from Operations	$10,631,033

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets

For the years ended May 31,			2017	2016

Operations:
Net investment income (loss)			$510,453	$(107,575)
Net realized gain (loss) from investment transactions			3,641,419	(3,457,008)
Net change in unrealized appreciation (depreciation) on investments			6,479,161	(1,102,291)

Net Increase (Decrease) in Net Assets Resulting from Operations			10,631,033	(4,666,874)

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			-	(1,992,210)
Class C Shares			-	(247,967)

Decrease in Net Assets Resulting from Distributions			-	(2,240,177)

Beneficial Interest Transactions:
Shares sold			38,987,429	59,050,378
Reinvested dividends and distributions			-	1,469,843
Shares repurchased			(46,495,374)	(65,976,398)

Decrease from Beneficial Interest Transactions			(7,507,945)	(5,456,177)

Net Increase (Decrease) in Net Assets			3,123,088	(12,363,228)

Net Assets:
Beginning of Year			89,689,357	102,052,585
End of Year			$92,812,445	$89,689,357

Accumulated Net Investment Income (Loss)			$428,202	$(82,251)
	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,059,108	$36,852,585	5,029,489	$57,560,188
Reinvested dividends and distributions	-	-	108,341	1,229,666
Shares repurchased	(3,295,426)	(38,933,674)	(5,401,502)	(63,030,610)
Net Increase (Decrease) in Shares of
Beneficial Interest	(236,318)	$(2,081,089)	(263,672)	$(4,240,756)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	80,062	$940,628	130,774	$1,490,190
Reinvested dividends and distributions	-	-	21,579	240,177
Shares repurchased	(624,035)	(7,143,982)	(266,169)	(2,945,788)
Net Increase (Decrease) in Shares of
Beneficial Interest	(543,973)	$(6,203,354)	(113,816)	$(1,215,421)
Class P Shares (a)	Shares	Amount
Shares sold	117,230	$1,194,216
Reinvested dividends and distributions	-	-
Shares repurchased	(39,998)	(417,718)
Net Increase (Decrease) in Shares of
Beneficial Interest	77,232	$776,498

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.26		$12.23		$11.74		$10.67		$10.00

Income from Investment Operations
Net investment income (loss)	0.08	(g)	(0.00)	(g)(j)	0.04	(g)	0.04	(g)	(0.01)
Net realized and unrealized gain (loss)
on investments	1.44		(0.66)		1.02		1.60		0.75

Total from Investment Operations	1.52		(0.66)		1.06		1.64		0.74

Less Distributions:
From net investment income	-		-		(0.06)		(0.04)		(0.07)
From net realized gains	-		(0.31)		(0.51)		(0.53)		-

Total Distributions	-		(0.31)		(0.57)		(0.57)		(0.07)

Net Asset Value, End of Period	$12.78		$11.26		$12.23		$11.74		$10.67

Total Return (c)	13.50%		(5.41)%		9.29%		15.71%		7.46%	(b)

Net Assets, End of Period (in thousands)	$89,872		$81,866		$92,098		$30,116		$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.41%		1.42%		1.41%		1.25%		1.20%	(a)
Net Expenses to Average Net Assets (d)	1.40%		1.26%	(i)	1.20%	(h)	1.25%		1.20%	(a)
Net Investment Income (Loss) to Average
Net Assets (e)	0.64%		(0.03)%	(i)	0.36%	(h)	0.36%		(0.33)%	(a)

Portfolio turnover rate	166.56%		633.50%		323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(j) Less than $0.01 per share.

See Notes to Financial Statements									(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of	Class C Shares (j)
the fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.99		$12.06		$11.69		$10.65		$10.00

Income from Investment Operations
Net investment loss	(0.02)	(g)	(0.11)	(g)	(0.11)	(g)	(0.09)	(g)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.39		(0.65)		1.04		1.69		0.73

Total from Investment Operations	1.37		(0.76)		0.93		1.60		0.71

Less Distributions:
From net investment income	-		-		(0.05)		(0.03)		(0.06)
From net realized gains	-		(0.31)		(0.51)		(0.53)		-

Total Distributions	-		(0.31)		(0.56)		(0.56)		(0.06)

Net Asset Value, End of Period	$12.36		$10.99		$12.06		$11.69		$10.65

Total Return (c)	12.47%		(6.33)%		8.24%		15.37%		7.15%	(b)

Net Assets, End of Period (in thousands)	$2,076		$7,823.29		$9,955		$558		$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.41%		2.41%		2.41%		2.25%		2.20%	(a)
Net Expenses to Average Net Assets (d)	2.40%		2.25%	(i)	2.20%	(h)	2.25%		2.20%	(a)
Net Investment Loss to Average
Net Assets (e)	(0.14)%		(0.99)%	(i)	(0.95)%	(h)	(0.78)%		(2.19)%	(a)

Portfolio turnover rate	166.56%		633.50%		323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(j)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements									(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding for the period from
July 1, 2016 (Date of Initial Public Investment) through May 31, 2017	Class P Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.03	(f)
Net realized and unrealized gain on investments	1.17

Total from Investment Operations	1.20

Net Asset Value, End of Period	$11.20

Total Return (c)	12.00%	(b)

Net Assets, End of Period (in thousands)	$865

Ratios of:
Gross Expenses to Average Net Assets (d)	1.47%	(a)
Net Expenses to Average Net Assets (d)	1.40%	(a)
Net Investment Income to Average Net Assets (e)	0.35%	(a)

Portfolio turnover rate	166.56%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements

1.     Organization and Significant Accounting Policies

The Cavalier Funds ("Funds") are a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Funds seek to achieve each Fund's investment objective by principally investing in no-load, institutional, and exchange-traded products registered under the Investment Company Act of 1940 ("Underlying Funds"), common stocks, preferred stocks, and fixed income securities.  Although most Funds principally invest in Underlying Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares (formerly known as the "Advisor Class" Shares), and Class P Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares, but there have been no other changes to this class of shares.  The Class C Shares are subject to distribution plan fees as described in Note 3.  Each Fund's Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class P Shares have no initial sales charge but are only available through certain financial firms.  There is also no conversion of the Class P Shares into other Shares of the Funds.
As of May 31, 2017, the Cavalier Tactical Rotation Fund was the only Fund with active Class P Shares, which commenced operations on July 1, 2016.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class P Shares
Cavalier Adaptive Income Fund	October 2, 2009	February 25, 2011	-
(formerly known as "Cavalier Stable Income Fund")
Cavalier Dividend Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Dynamic Growth Fund	October 2, 2009	February 18, 2011	-
Cavalier Fundamental Growth Fund	October 17, 2013	November 4, 2013	-
Cavalier Global Opportunities Fund	September 20, 2012	September 26, 2012	-
Cavalier Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Multi Strategist Fund	September 20, 2012	September 26, 2012	-
Cavalier Tactical Rotation Fund	September 20, 2012	September 26, 2012	July 1, 2016

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

(Continued)

Cavalier Funds

Notes to Financial Statements

Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Underlying Funds
Open-End Funds - Each Fund may invest in portfolios of open-end investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Closed-End Funds - Each Fund may invest in portfolios of closed-end portfolios.  Closed-end funds are valued a discount or premium to their net asset value based on supply and demand of investors in the market and the risk and return profile of the closed-end portfolio.

Limited Partnerships - Each Fund may also invest in limited partnerships.  Limited partnerships are valued at their net asset value as reported by the entity.  In determining the fair value level, the Trust considers the information available on each limited partnership, including, but not limited to, market pricing, selling restrictions, nature of the portfolios of the underlying investment vehicles, and their ability to liquidate their portfolio investments.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Cavalier Funds

Notes to Financial Statements

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2017 for each Fund's investments measured at fair value:

Cavalier Adaptive Income Fund
Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$2,642,576	$2,642,576	$-	$-
Exchange-Traded Products	1,530,867	1,530,867	-	-
Short-Term Investment	2,496,129	2,496,129	-	-
Total	$6,669,572	$6,669,572	$-	$-

Cavalier Dividend Income Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$350,784	$350,784	$-	$-
Exchange-Traded Products	351,015	351,015	-	-
Short-Term Investment	43,344	43,344	-	-
Total	$745,143	$745,143	$-	$-

Cavalier Dynamic Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$6,187,473	$6,187,473	$-	$-
Call Options Purchased	13,537	-	13,537	-
Put Options Purchased	35,512	-	35,512	-
Exchange-Traded Product	507,024	507,024	-	-
Limited Partnership	238,544	238,544	-	-
U.S. Treasury Bill	447,925	-	447,925	-
Total Assets	$7,430,015	$6,933,041	$496,974	$-

Liabilities
Call Options Written	$89,905	$-	$89,905	$-
Total Liabilities	$89,905	$-	$89,905	$-

Cavalier Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$62,684,200	$62,684,200	$-	$-
Limited Partnerships	1,795,269	1,795,269	-	-
Short-Term Investment	1,019,000	1,019,000	-	-
Total	$65,498,469	$65,498,469	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements

Cavalier Global Opportunities Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$13,123,345	$13,123,345	$-	$-
Short-Term Investment	9,848,669	9,848,669	-	-
Total	$22,972,014	$22,972,014	$-	$-
Cavalier Hedged High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$1,219,132	$1,219,132	$-	$-
Mutual Fund	4,936,243	4,936,243	-	-
Short-Term Investment	122,644	122,644	-	-
Total	$6,278,019	$6,278,019	$-	$-

Cavalier Multi Strategist Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$292,860	$292,860	$-	$-
Exchange-Traded Products	8,434,125	8,434,125	-	-
Short-Term Investment	1,051,718	1,051,718	-	-
Total	$9,778,703	$9,778,703	$-	$-

Cavalier Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$89,054,783	$89,054,783	$-	$-
Short-Term Investment	1,840,523	1,840,523	-	-
Total	$90,895,306	$90,895,306	$-	$-

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no significant transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2017.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Cavalier Funds

Notes to Financial Statements

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Purchased Options
When one of the Funds purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.  As of the fiscal year ended May 31, 2017, the Cavalier Dynamic Growth Fund is the only fund that purchased options during the year.

Option Writing
When one of the Funds writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.  As of the fiscal year ended May 31, 2017, the Cavalier Dynamic Growth Fund is the only Fund that held options written during the year.

A summary of option contracts written by the Cavalier Dynamic Growth Fund during the fiscal year ended May 31, 2017 were as follows:

		Call Options
Option Contracts Written	Number of Contracts		Premiums Received
Options Outstanding, Beginning of Year	-		$-
Options written	2,153		275,593
Options closed	(1,446)		(185,734)
Options exercised	-		-
Options expired	-		-
Options Outstanding, End of Year	707		$89,859

Derivative Financial Instruments
The Cavalier Dynamic Growth Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

(Continued)

Cavalier Funds

Notes to Financial Statements

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Loss on Investments on the Statement of Operations.

The derivative instruments outstanding as of May 31, 2017 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below serve as indicators of the volume of derivative activity for the Cavalier Dynamic Growth Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of May 31, 2017 for the Cavalier Dynamic Growth Fund:

Derivative Type	Location	Value
Equity Contracts – purchased options	Assets-Investments, at value	$49,049
Equity Contracts – written options	Liabilities-Options written, at value	$89,905

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2017 for the Cavalier Dynamic Growth Fund:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized gain from investment transactions	$(128,703)
Equity Contracts – written options	Net realized gain from options written	$22,828

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$(94,531)
Equity Contracts – written options	Net change in unrealized depreciation on options written	$(46)

The following table presents the Fund's liabilities available for offset under a master netting arrangement of collateral pledged as of May 31, 2017 for the Cavalier Dynamic Growth Fund:
Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Description of Assets:
Options Written	$89,905	$89,905	$ -	$ -
Total	$89,905	$89,905	$ -	$ -

(Continued)

Cavalier Funds

Notes to Financial Statements

2.     Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC (the "Advisor") based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rates and amounts paid to the Advisor for each Fund during fiscal year ended May 31, 2017:

Fund	Advisory Fee Rate June 1, 2016 - December 28, 2016	Advisory Fee Rate December 29 2016 - May 31, 2017	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	0.45%	1.00%	$45,351	$45,351	$137,818
Cavalier Dividend Income Fund	0.90%	0.90%	10,261	10,261	205,652
Cavalier Dynamic Growth Fund	0.45%	1.15%	59,281	59,281	126,338
Cavalier Fundamental Growth Fund	1.00%	1.00%	559,904	206,022	-
Cavalier Global Opportunities Fund	0.45%	1.10%	96,603	96,603	61,679
Cavalier Hedged High Income Fund	0.45%	1.00%	42,923	42,923	132,827
Cavalier Multi Strategist Fund	0.45%	1.00%	47,554	47,554	170,178
Cavalier Tactical Rotation Fund	1.00%	1.00%	864,159	5,023	-

The Advisor has engaged sub-advisors to provide day to day portfolio management for the Funds.  Each sub-advisor is paid directly by the Advisor.  The Advisor has engaged sub-advisors for the following Funds:

Fund	Sub-Advisors
Cavalier Dynamic Growth Fund	Stratifi, LLC	Validus Growth Investors, LLC	-
Cavalier Fundamental Growth Fund	-	Navellier & Associates, Inc.	-
Cavalier Global Opportunities Fund	-	Beaumont Capital Management, LLC	-
Cavalier Hedged High Income Fund	-	Carden Capital, LLC	-
Cavalier Multi Strategist Fund	Carden Capital, LLC	Bluestone Capital Management, LLC	Julex Capital, LLC
Cavalier Tactical Rotation Fund	-	Beaumont Capital Management, LLC	-

All Due from Advisor amounts indicated in each Fund's Statement of Assets and Liabilities were paid prior to July 31, 2017.

(Continued)

Cavalier Funds

Notes to Financial Statements

Expense Limitation
The Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than the following percentages of the average daily net assets of the Institutional Class Shares and Class C Shares of the Funds:

Fund	June 1, 2016 – December 28, 2016	December 29, 2016 – February 26, 2017	February 27, 2017 – May 31, 2017
Cavalier Adaptive Income Fund	1.30%	1.30%	1.25%
Cavalier Dividend Income Fund	1.88%	0.99%	0.99%
Cavalier Dynamic Growth Fund	1.40%	1.40%	1.40%
Cavalier Fundamental Growth Fund	1.10%	1.35%	1.25%
Cavalier Global Opportunities Fund	1.10%	1.40%	1.35%
Cavalier Hedged High Income Fund	1.44%	1.44%	1.25%
Cavalier Multi Strategist Fund	1.48%	1.48%	1.25%
Cavalier Tactical Rotation Fund	1.45%	1.45%	1.25%

For the period from July 1, 2016 (Date of Initial Public Investment) through February 26, 2017, the Expense Limitation for the Class P Shares in the Cavalier Tactical Rotation Fund was limited to not more than 1.60% of average daily net assets of the Class P Shares of the Fund.  For the period from February 27, 2017 through May 31, 2017, the percentage was limited to not more than 1.40% of the average daily net assets of the Class P Shares of the Cavalier Tactical Rotation Fund.

There shall be no recoupment of fees waived or reimbursed by the Advisor.  The Advisor reimbursed the Funds for the acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  The Expense Limitation Agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.  (Please refer to the Financial Highlights section of each Funds' Financial Statements for additional information on the expense ratios during this period.)

(Continued)

Cavalier Funds

Notes to Financial Statements

Administrator
Each Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent's fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

Certain officers of the Trust are also officers of the Administrator.

3.     Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class C Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or servicing of Class C shareholder accounts.

(Continued)

Cavalier Funds

Notes to Financial Statements

See the table below for the Distribution and Service Fees of the Class C Shares for each Fund during the fiscal year ended May 31, 2017:

Fund	Amount Incurred

Cavalier Adaptive Income Fund	$16,701
Cavalier Dividend Income Fund	886
Cavalier Dynamic Growth Fund	9,203
Cavalier Fundamental Growth Fund	49,014
Cavalier Global Opportunities Fund	36,364
Cavalier Hedged High Income Fund	9,564
Cavalier Multi Strategist Fund	6,473
Cavalier Tactical Rotation Fund	49,678

4.     Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Cavalier Adaptive Income Fund	$6,516,426	$9,051,056
Cavalier Dividend Income Fund	901,140	1,908,406
Cavalier Dynamic Growth Fund	13,080,652	19,471,581
Cavalier Fundamental Growth Fund	76,831,688	74,436,053
Cavalier Global Opportunities Fund	57,799,982	60,831,233
Cavalier Hedged High Income Fund	10,924,099	13,003,051
Cavalier Multi Strategist Fund	13,827,047	9,871,580
Cavalier Tactical Rotation Fund	140,689,868	143,791,104

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2017.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31, 2017, open taxable years consisted of the taxable years ended May 31, 2014 through May 31, 2017.  No examination of tax returns is currently in progress for any of the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses, dividends paid/received, partnership adjustments, and PFIC mark-to-market adjustments and have no impact on the net assets of the Funds.  For the year ended May 31, 2017, the following reclassifications were necessary:

	Paid-In- Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss on Investments
Cavalier Adaptive Income Fund	$(7,032)	$7,032	$-
Cavalier Dynamic Growth Fund	-	36,572	(36,572)
Cavalier Multi Strategist Fund	-	26,838	(26,838)
Cavalier Tactical Rotation Fund	(4)	-	4

Distributions during the fiscal years ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cavalier Adaptive Income Fund	05/31/2017	$239,134	$-	$-
	05/31/2016	149,461	-	-
Cavalier Dividend Income Fund	05/31/2017	4,020	-	6,747
	05/31/2016	27,199	-	-
Cavalier Dynamic Growth Fund	05/31/2017	-	574,583	-
	05/31/2016	-	2,585,083	-
Cavalier Fundamental Growth Fund	05/31/2017	80,323	-	-
	05/31/2016	65,347	-	-
Cavalier Global Opportunities Fund	05/31/2017	25,470	-	-
	05/31/2016	-	551,842	-
Cavalier Hedged High Income Fund	05/31/2017	115,310	-	-
	05/31/2016	373,039	149,668	-
Cavalier Multi Strategist Fund	05/31/2017	-	-	-
	05/31/2016	-	160,981	-
Cavalier Tactical Rotation Fund	05/31/2017	-	-	-
	05/31/2016	-	2,240,177	-

(Continued)

Cavalier Funds

Notes to Financial Statements

At May 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

	Cavalier Adaptive Income Fund	Cavalier Dividend Income Fund	Cavalier Dynamic Growth Fund	Cavalier Fundamental Growth Fund
Cost of Investments	$6,562,154	$761,598	$7,023,179	$54,005,875

Gross Unrealized Appreciation	117,476	10,664	494,597	12,403,763
Gross Unrealized Depreciation	(10,058)	(27,119)	(177,666)	(911,169)
Net Unrealized Appreciation (Depreciation)	107,418	(16,455)	316,931	11,492,594

Undistributed Ordinary Income	-	-	817,634	38,981
Undistributed Long-Term Capital Gains	-	-	121,963	-
Accumulated Net Capital Losses	(166,160)	(242,180)	-	(2,265,470)
Deferred Post October Capital Losses	(25,654)	-	-	-

Distributable Earnings (Accumulated Deficit)	$(84,396)	$(258,635)	$1,256,528	$9,266,105

	Cavalier Global Opportunities Fund	Cavalier Hedged High Income Fund	Cavalier Multi Strategist Fund	Cavalier Tactical Rotation Fund
Cost of Investments	$22,083,642	$6,259,824	$9,520,280	$83,339,720

Gross Unrealized Appreciation	903,229	84,959	396,666	7,627,673
Gross Unrealized Depreciation	(14,857)	(66,764)	(138,243)	(72,087)
Net Unrealized Appreciation (Depreciation)	888,372	18,195	258,423	7,555,586

Undistributed Ordinary Income	35,430	76,916	165,350	667,637
Accumulated Net Capital Losses	(1,876,611)	(1,868,300)	-	-

Distributable Earnings (Accumulated Deficit)	$(952,809)	$(1,773,189)	$423,773	$8,223,223

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales. Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2017 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Cavalier Adaptive Income Fund has a loss carryforward of $166,160, of which $47,717 is short term in nature and $118,443 is long term in nature.  The Cavalier Dividend Income Fund has a loss carryforward of $242,180, of which $115,040 is short term in nature and $127,140 is long term in nature. The Cavalier Fundamental Growth Fund has a loss carryforward of $2,265,470, all of which is short-term in nature.  The Cavalier Global Opportunities Fund has a loss carryforward of $1,876,611, of which $1,865,725 is short term in nature and $10,886 is long term in nature.  The Cavalier Hedged High Income Fund has a loss carryforward of $1,868,300, of which $1,417,250 is short term in nature and $451,050 is long term in nature.  The capital loss carryforwards have no expiration date.

(Continued)

Cavalier Funds

Notes to Financial Statements

In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds' fiscal year-end that have not been recognized for tax purposes (Deferred Post October Capital Losses).

6.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

7.     Underlying Investment in Other Investment Company

Some of the Funds currently invest a significant portion of their assets in the Fidelity Investments Money Market Government Portfolio ("Fidelity Portfolio").  The Funds may redeem their investment from the Fidelity Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.  The performance of the Funds may be directly affected by the performance of the Fidelity Portfolio.  The financial statements of the Fidelity Portfolio, including the portfolio of investments, can be found at Fidelity's website www.fidelity.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Funds' financial statements.

As of May 31, 2017, the Funds with a significant amount of net assets invested in the Fidelity Portfolio consisted of the following:

Percentage (%) of Net Assets at May 31, 2017
Cavalier Adaptive Income Fund	37.25%
Cavalier Global Opportunities Fund	42.78%

The Cavalier Hedged High Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Vanguard High-Yield Corporate Fund (the "Vanguard Fund").  The Vanguard Fund is a registered open-end management investment company organized as a Delaware statutory trust. The Cavalier Hedged High Income Fund may redeem its investments from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Cavalier Hedged High Income Fund and the Fund's shareholders to do so.  The financial statements for the Vanguard Fund can be found at www.sec.gov. The performance of the Cavalier Hedged High Income Fund may be directly affected by the performance of the Vanguard Fund.  As of May 31, 2017, the percentage of net assets invested in the Vanguard Fund by the Cavalier Hedged High Income Fund was 78.30%.

9.     New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ending after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds' financial statements and related disclosures.

10.   Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

(Continued)

Cavalier Funds

Notes to Financial Statements

Distributions

Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Pay Date	Ordinary Income
Cavalier Adaptive Income Fund	Institutional	6/27/2017	6/28/2017	$0.017165
	Class C	6/27/2017	6/28/2017	0.023632
	Institutional	7/26/2017	7/27/2017	0.036743
	Class C	7/26/2017	7/27/2017	0.027408
	Institutional	6/27/2017	6/28/2017	0.018168
Cavalier Hedged High Income Fund	Class C	6/27/2017	6/28/2017	0.024351
	Institutional	7/26/2017	7/27/2017	0.059780
	Class C	7/26/2017	7/27/2017	0.050419

Cavalier Dividend Income Fund

At a special meeting of the Board of Trustees on February 24, 2017, the Trustees approved the name change of the Cavalier Dividend Income Fund to the Nebraska Index Fund.  Subsequent to the February 24, 2017 meeting, through written consent on August 7, 2017, the name of the Fund has been approved to be changed from the Nebraska Index Fund to the Nebraska Fund, to take effect as of the date of the effectiveness of the next post-effective amendment to the registration statement.

Liquidation of the Class P Shares

At a meeting held on June 8, 2017, the Funds' Board of Trustees, in consultation with the Funds' investment advisor, Cavalier Investments, LLC, determined that the dissolution and liquidation of the Class P Shares of the Funds was in the best interests of the Funds and their shareholders. In accordance with the decision, the Board of Trustees directed that (i) all of the Class P Shares' portfolio securities be liquidated in an orderly manner and (ii) all outstanding shareholder accounts on August 11, 2017 be closed and the proceeds of each account sent to the shareholder's address of record or to such other address as directed by the shareholder. As of June 12, 2017, the Funds were no longer accepting the sale of new Class P Shares and will no longer accept purchase orders. The Funds accepted redemption orders until August 11, 2017 and agreed to waive any redemption fees that would otherwise be imposed by the Funds.  As of the closing date of the Class P Shares on August 11, 2017, the only Fund with investors in the Class P Shares was the Cavalier Tactical Rotation Fund.

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Cavalier Adaptive Income Fund, Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund

We have audited the accompanying statements of assets and liabilities of Cavalier Adaptive Income Fund (formerly Cavalier Stable Income Fund), Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund, each a series of shares of beneficial interest in Starboard Investment Trust (the "Funds"), including the schedules of investments, as of May 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cavalier Adaptive Income Fund, Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund as of May 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 15, 2017

Cavalier Funds

Additional Information
(Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

3.     Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal year ended May 31, 2017.

	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cavalier Adaptive Income Fund	$239,134	$-	$-
Cavalier Dividend Income Fund	4,020	-	6,747
Cavalier Dynamic Growth Fund	-	574,583	-
Cavalier Fundamental Growth Fund	80,323	-	-
Cavalier Global Opportunities Fund	25,470	-	-
Cavalier Hedged High Income Fund	115,310	-	-
Cavalier Multi Strategist Fund	-	-	-
Cavalier Tactical Rotation Fund	-	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 through May 31, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cavalier Adaptive Income Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,031.37	$6.35	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,025.88	$11.43	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

Cavalier Dividend Income Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,014.26	$5.67	1.13%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Class C Shares
Actual	$1,000.00	$1,009.00	$10.67	2.13%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.31	$10.70	2.13%

Cavalier Dynamic Growth Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expense Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,123.20	$7.41	1.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$7.04	1.40%
Class C Shares
Actual	$1,000.00	$1,042.27	$12.22	2.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.96	$12.04	2.40%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Cavalier Fundamental Growth Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,177.10	$6.84	1.26%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Class C Shares
Actual	$1,000.00	$1,171.60	$12.24	2.26%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.66	$11.35	2.26%

Cavalier Global Opportunities Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,124.00	$7.03	1.33%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.31	$6.68	1.33%
Class C Shares
Actual	$1,000.00	$1,122.90	$12.40	2.33%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.32	$11.76	2.33%

Cavalier Hedged High Income Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,096.10	$7.01	1.34%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.24	$6.75	1.34%
Class C Shares
Actual	$1,000.00	$1,091.12	$12.72	2.44%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.76	$12.24	2.44%

Cavalier Multi Strategist Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,078.00	$7.05	1.36%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.14	$6.85	1.36%
Class C Shares
Actual	$1,000.00	$1,072.20	$12.20	2.36%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.16	$11.85	2.36%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Cavalier Tactical Rotation Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,083.10	$6.80	1.31%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%
Class C Shares
Actual	$1,000.00	$1,078.53	$11.97	2.31%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.38	$11.60	2.31%
Class P Shares
Actual	$1,000.00	$1,082.13	$7.58	1.46%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.34	1.46%

*Expenses are equal to the average account value over the period multiplied by each Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.     Approval of Advisory and Sub-Advisory Agreements

Shareholder Votes
At a special meeting of the Shareholders on December 29, 2016, Matthew J. Beck, Secretary of the Trust, served as Chairman of the meeting and recorded the minutes.  Kristen Wisdom, Assistant Vice President of Broadridge Financial Solutions, Inc., served as Inspector of Election for the meeting.  Mr. Beck served as a proxy holder representing shares of the Fund.

The Chairman noted that as of the Record Date, there were 624,880.891 shares of the Cavalier Adaptive Income Fund, 101,504.421 shares of the Cavalier Dividend Income Fund, 803,541.188 shares of the Cavalier Dynamic Growth Fund, 4,131,308.198 shares of the Cavalier Fundamental Growth Fund, 985,234.171 shares of the Cavalier Global Opportunities Fund, 704,967.977 shares of the Cavalier Hedged High Income Fund, 528,698.053 shares of the Cavalier Multi Strategist Fund and 7,125,639.732 shares of the Cavalier Tactical Rotation Fund that were outstanding and entitled to vote at the meeting.
The Chairman first stated that 344,793.648 shares of the Cavalier Adaptive Income Fund were present by proxy at the meeting, 50,789.630 shares of the Cavalier Dividend Income Fund were present by proxy at the meeting, 438,033.339 shares of the Cavalier Dynamic Growth Fund were present by proxy at the meeting, 2,286,847.625 shares of the Cavalier Fundamental Growth Fund were present by proxy at the meeting, 555,479.708 shares of the Cavalier Global Opportunities Fund were present by proxy at the meeting, 362,233.247 shares of the Cavalier Hedged High Income Fund were present by proxy at the meeting, 316,494.442 shares of the Cavalier Multi Strategist Fund were present by proxy at the meeting, and 4,037,413.154 shares of the Cavalier Tactical Rotation Fund were present by proxy at the meeting. The Chairman noted that the shares present by proxy at the meeting exceeded a majority of the outstanding shares of the Funds as of the Record Date and, accordingly, a quorum was present for the Funds for purposes of transaction of business at the meeting.
The Chairman stated that approval of the proposals submitted to the Funds' shareholders required the approval of a "majority of the outstanding voting shares" entitled to vote thereon, which meant the affirmative vote of the lesser of: (i) more than 50% of the outstanding shares of the Funds; or (ii) 67% or more of the shares of the Funds present at the meeting, provided more than 50% of the Funds' outstanding shares are present in person or by proxy at the meeting.  Thereafter, upon motion duly made and seconded, the item was submitted to the shareholders of the Funds for consideration.
The Chairman stated that the first item of business was to consider a proposal to shareholders of the Cavalier Funds to approve an Investment Advisory Agreement with Cavalier Investments, LLC, the Funds' proposed investment advisor, including proposed increases in the management fee for the Cavalier Adaptive Income Fund, the Cavalier Dynamic Growth Fund, the Cavalier Global Opportunities Fund, the Cavalier Hedged High Income Fund and the Cavalier Multi Strategist Fund.  The Chairman announced that, for the Cavalier Adaptive Income Fund, 252,129.430 shares had been voted in favor of the item, 16,389.683 shares had been voted against the item, and 8,539.535 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Dividend Income Fund, 47,263.457 shares had been voted in favor of the item, 884.173 shares had been voted against the item, and no shares has abstained from voting on the item. The Chairman then announced that, for the Cavalier Dynamic Growth Fund, 355,426.230 shares had been voted in favor of the item, 6,560.609 shares has been voted against the item, and 1,206.500 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Fundamental Growth Fund, 1,627,478.422 shares have been voted in favor of the item, 271,640.492 shares had been voted against the item, and 47,338.711 shares has abstained from voting on the item. The Chairman then announced that, for the Cavalier Global Opportunities Fund, 389,505.721 shares had voted in favor of the item, 2,935.411 shares has voted against the item, and 11,578.576 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Hedged High Income Fund, 292,407.122 shares had been voted in favor of the item, 5,505.579 shares had been voted against the item, and 5,209.546 shares had abstained from voting on the item. The Chairman then announce that, for the Cavalier Multi Strategist Fund, 261,128.840 shares has voted in favor of the item, 2,038.916 shares has voted against the item, and 12,504.686 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Tactical Rotation Fund, 2,837,889.066 shares had voted for the item, 114,105.950 shares has voted against the item, and 40,974.138 shares has abstained from voting on the item.  Since both a majority of the shares of the Funds and more than 67% of the shares of the Funds present voted in favor of the item, the proposal to approve the Investment Advisory Agreement for the Cavalier Funds, including increases in the management fees for the Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund and Cavalier Multi Strategist Fund was approved.
(Continued)

Cavalier Funds

Additional Information
(Unaudited)

The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Fundamental Growth Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Fund's proposed investment advisor, and Navellier & Associates, Inc., the Fund's proposed investment sub-advisor. The Chairman announced that 1,845,041.776 shares had been voted in favor of the item, 54,077.138 shares had been voted against the item, and 47,338.771 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Fundamental Growth Fund was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Global Opportunities Fund and Cavalier Tactical Rotation Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Funds' proposed investment advisor, and Beaumont Financial Partners, LLC, the Funds' proposed investment sub-advisor. The Chairman announced that, for the Cavalier Global Opportunities Fund, 391,426.756 shares had been voted in favor of the item, 1,014.376 shares had been voted against the item, and 11,578.576 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Tactical Rotation Fund, 2,843,927.656 shares voted in favor of the item, 108,067.360 shares voted against the item, and 40,974.138 shares abstained from voting on the item.  Since both a majority of the shares of the Funds and more than 67% of the shares of the Funds present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Global Opportunities Fund and Cavalier Tactical Rotation Fund was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Multi Strategist Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Fund's proposed investment advisor, and Bluestone Capital Management, LLC, the Fund's proposed investment sub-advisor. The Chairman announced that 262,891.565 shares had been voted in favor of the item, 276.191 shares had been voted against the item, and 12,504.686 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Multi Strategist Fund was approved.
(Continued)

Cavalier Funds

Additional Information
(Unaudited)

The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Hedged High Income Fund and Cavalier Multi Strategist Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Funds' proposed investment advisor, and Carden Capital LLC, the Funds' proposed investment sub-advisor. The Chairman announced that, for the Cavalier Hedged High Income Fund, 292,988.831 shares had been voted in favor of the item, 5,488.446 shares had been voted against the item, and 4,644.970 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Multi Strategist Fund, 262,891.565 shares had been voted in favor of the item, 276.191 shares had been voted against the item, and 12,504.686 shares had abstained from voting on the item.  Since both a majority of the shares of the Funds and more than 67% of the shares of the Funds present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Hedged High Income Fund and Cavalier Multi Strategist Fund was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Multi Strategist Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Fund's proposed investment advisor, and Julex Capital Management, LLC, the Fund's proposed investment sub-advisor. The Chairman announced that 262,891.565 shares had been voted in favor of the item, 276.191 shares had been voted against the item, and 12,504.686 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Multi Strategist Fund was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Multi Strategist Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Fund's proposed investment advisor, and Parasol Capital Management, LLC, the Fund's proposed investment sub-advisor. The Chairman announced that 261,014.104 shares had been voted in favor of the item, 2,153.652 shares had been voted against the item, and 12,504.686 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Multi Strategist Fund was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Dynamic Growth Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Fund's proposed investment advisor, and Stratifi, LLC, the Fund's proposed investment sub-advisor. The Chairman announced that 355,512.884 shares had been voted in favor of the item, 1,734.544 shares had been voted against the item, and 5,945.911 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Dynamic Growth Fund was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Dynamic Growth Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Fund's proposed investment advisor, and Validus Growth Investors, LLC, the Fund's proposed investment sub-advisor. The Chairman announced that 355,512.884 shares had been voted in favor of the item, 1,734.544 shares had been voted against the item, and 5,945.911 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Dynamic Growth Fund was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Adaptive Income Fund to approve an Investment Sub-Advisory Agreement with Cavalier Investments, LLC, the Fund's proposed investment advisor, and Efficient Market Advisors, LLC, the Fund's proposed investment sub-advisor. The Chairman announced that 264,457.592 shares had been voted in favor of the item, 656.852 shares had been voted against the item, and 11,944.204 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Adaptive Income Fund was approved.
(Continued)

Cavalier Funds

Additional Information
(Unaudited)

The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Funds to approve a reliance on an order by the Securities and Exchange Commission for which the Trust and Advisor have applied for exemption from Section 15(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), which shall allow the Funds' investment advisor to hire sub-advisors without shareholder approval. The Chairman announced that, for the Cavalier Adaptive Income Fund, 255,784.782 shares had been voted in favor of the item, 12,734.331 shares had been voted against the item, and 8,539.535 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Dividend Income Fund, 47,263.457 shares had been voted in favor of the item, 884.173 shares had been voted against the item, and no shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Dynamic Growth Fund, 355,159.619 shares had been voted in favor of the item, 6,827.220 shares had been voted against the item, and 1,206.500 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Fundamental Growth Fund, 1,826,219.394 shares had been voted in favor of the item, 78,102.192 shares had been voted against the item, and 42,136.039 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Global Opportunities Fund, 390,337.142 shares had been voted in favor of the item 2,103.990 shares had been voted against the item, and 11,578.576 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Hedged High Income Fund, 292,599.122 shares had been voted in favor of the item, 5,895.288 shares had been voted against the item, and 4,627.837 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Multi Strategist Fund, 260,922.925 shares had been voted in favor of the item, 2,244.831 shares had been voted against the item, and 12,504.686 shares had abstained from voting on the item. The Chairman then announced that, for the Cavalier Tactical Rotation Fund, 2,860,972.168 shares had been voted in favor of the item, 97,936.047 shares had been voted against the item, and 34,060.939 shares had abstained from voting on the item. Since both a majority of the shares of the Funds and more than 67% of the shares of the Funds present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Funds was approved.
The Chairman stated that the next item of business was to consider a proposal of shareholders of the Cavalier Dividend Income Fund to approve a change in the diversification status of the Fund from diversified to non-diversified. The Chairman announced that 47,263.457 shares had been voted in favor of the item, 884.173 shares had been voted against the item, and no shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Sub-Advisory Agreement for the Cavalier Dividend Income Fund was approved.
There being no further business to come before the meeting, the same, upon motion duly made and seconded, was adjourned.
6.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $20,945 during the fiscal year ended May 31, 2017 for their services to the Funds and Trust.
(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	17
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust, previously known as Gardner Lewis Trust, for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	17
Independent Trustee of World Funds Trust for its forty nine series, Chesapeake Investment Trust, previously known as Gardner Lewis Investment Trust, for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	17	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	17	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Date of Birth: 06/1988	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	50 Braintree Hill Office Park
Post Office Box 69	Suite 105
Rocky Mount, North Carolina 27802-0069	Braintree, Massachusetts 02184

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. As of the date of this report, May 31, 2017, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2016	2017
Cavalier Adaptive Income Fund	$11,750	$12,000
Cavalier Dividend Income Fund	$11,750	$12,000
Cavalier Dynamic Growth Fund	$11,750	$12,000
Cavalier Fundamental Growth Fund	$11,750	$12,000
Cavalier Global Opportunities Fund	$11,750	$12,000
Cavalier Hedged High Income Fund	$11,750	$12,000
Cavalier Multi Strategist Fund	$11,750	$12,000
Cavalier Tactical Rotation Fund	$11,750	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2016 and May 31, 2017 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2016	2017
Cavalier Adaptive Income Fund	$2,000	$2,000
Cavalier Dividend Income Fund	$2,000	$2,000
Cavalier Dynamic Growth Fund	$2,000	$2,000
Cavalier Fundamental Growth Fund	$2,000	$2,000
Cavalier Global Opportunities Fund	$2,000	$2,000
Cavalier Hedged High Income Fund	$2,000	$2,000
Cavalier Multi Strategist Fund	$2,000	$2,000
Cavalier Tactical Rotation Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2016 and May 31, 2017 were $2,000 and $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: August 22, 2017

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds
Date: August 22, 2017